UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Item 1. Reports to Stockholders.

Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670
1-866-898-6447

www.gham.co

Semi-Annual
Shareholder Report

Goose Hollow Tactical Allocation ETF
(GHTA)

March 31, 2022

Expense Examples	1
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Approval of Management Agreement	19
Additional Information	21
Privacy Policy	22

Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Annual Shareholder Report | 2

Expense Examples (continued) March 31, 2022 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value At Inception	Ending Account Value 3/31/2022	Expenses Paid During Period	Annualized Expense Ratio
Goose Hollow Tactical Allocation ETF	Actual(a)	$ 1,000.00	$ 1,017.40	$ 3.16(b)	0.84%
	Hypothetical	1,000.00	1,020.74	4.23(c)	0.84

(a) Information shown reflects values for the stub period of 136 days from November 16, 2021 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 16, 2021 (commencement of operations) to March 31, 2022, divided by the number of days in the fiscal year.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	5.3
Exchange-Traded Funds	94.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stock — 2.2%
Financials — 2.2%
3,200	Galaxy Digital Holdings, Ltd.(a)	54,528
Total Common Stock (Cost $49,165)		54,528

Exchange-Traded Funds — 85.6%
1,000	Invesco CurrencyShares Australian Dollar Trust(a)	74,203
3,500	Invesco CurrencyShares Japanese Yen Trust(a)	269,289
4,000	Invesco CurrencyShares Swiss Franc Trust(a)	388,895
300	Invesco QQQ Trust Series 1	108,762
7,850	iShares China Large Cap ETF	250,965
1,250	iShares MSCI Brazil ETF	47,263
3,000	iShares MSCI Chile ETF	87,210
4,666	iShares MSCI Europe Financials ETF	88,234
1,000	iShares MSCI Japan ETF	61,610
5,420	iShares MSCI Netherlands ETF	229,429
2,100	iShares MSCI South Korea ETF	149,583
4,400	iShares MSCI Sweden ETF	170,940
533	iShares Russell 2000 ETF	109,409
2,000	JPMorgan BetaBuilders Japan ETF	101,480
		2,137,272
Total Exchange-Traded Funds (Cost $2,119,827)		2,137,272

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF

Shares		Fair Value ($)
Preferred Stock — 2.6%
Financials — 2.6%
20,000	Federal National Mortgage Association, 8.25%	64,400
Total Preferred Stock (Cost $63,750)		64,400

Total Investments — 90.4% (Cost $2,232,742)		2,256,200
Other Assets in Excess of Liabilities — 9.6%		239,753
Net Assets — 100.0%		2,495,953

(a) Non-income producing security.

ETF — Exchange-Traded Fund

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Japanese Yen Future	2	5/16/22	205,763	(11,592)
				(11,592)

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Statement of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF
Assets:
Investments, at value (Cost $2,232,742)	$2,256,200
Cash	294,586
Deposits at brokers for derivatives contracts	88,437
Dividends and interest receivable	130
Receivable due from advisor	9,299
Receivable for variation margin on futures contracts	225
Prepaid expenses	50
Total Assets	2,648,927
Liabilities:
Collateral for securities sold short (Proceeds received $39,098)	39,749
Payable for investments purchased	93,273
Accrued expenses:
Administration	1,000
Custodian	951
Fund accounting	1,861
Legal and audit	11,351
Trustee	969
Other	3,820
Total Liabilities	152,974
Net Assets	$2,495,953
Net Assets consist of:
Paid in Capital	$2,462,472
Total Distributable Earnings/(Deficit)	33,481
Net Assets	$2,495,953

Net Assets:	$2,495,953
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	100,000
Net Asset Value (offering and redemption price per share):	$24.96

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Statement of OperationsFor the Period Ended March 31, 2022 (Unaudited)

Goose Hollow Tactical Allocation ETF(a)
Investment Income:
Dividend income	$9,113
Total Investment Income	9,113
Expenses:
Advisory	4,978
Administration	5,000
Compliance services	373
Custodian	951
Fund accounting	5,458
Legal and audit	13,321
Printing	2,939
Treasurer	150
Trustee	1,356
Other	3,576
Total Expenses before fee reductions	38,102
Expenses contractually waived and/or reimbursed by the Advisor	(33,138)
Total Net Expenses	4,964
Net Investment Income (Loss)	4,149
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	22,845
Net realized gains (losses) from futures transactions	254
Change in unrealized appreciation/(depreciation) on investments	22,827
Change in unrealized appreciation/(depreciation) on futures	(11,592)
Net Realized and Unrealized Gains (Losses) from Investments:	34,334
Change in Net Assets Resulting From Operations	$38,483

(a) For the period from the commencement of operations on November 16, 2021 through March 31, 2022.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Statement of Changes in Net Assets

Goose Hollow Tactical Allocation ETF
For the period November 16, 2021(a) through March 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$4,149
Net realized gains (losses) from investment transactions	23,099
Change in unrealized appreciation/(depreciation) on investments	11,235
Change in net assets resulting from operations	38,483
Distributions to Shareholders From:
Earnings	(5,002)
Change in net assets from distributions	(5,002)
Capital Transactions:
Proceeds from shares issued	2,462,472
Change in net assets from capital transactions	2,462,472
Change in net assets	2,495,953
Net Assets:
Beginning of period	—
End of period	$2,495,953
Share Transactions:
Issued	100,000
Change in shares	100,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 8

Financial Highlights

Goose Hollow Tactical Allocation ETF	November 16, 2021(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$24.63

Net Investment Income (Loss)(b)	0.06
Net Realized and Unrealized Gains (Losses) from Investments	0.37
Total from Investment Activities	0.43

Distributions from Net Investment Income	(0.10)
Distributions from Net Realized Gains from Investments	—
Total Distributions	(0.10)

Net Asset Value, End of Period	$24.96
Net Assets at End of Period (000’s)	$2,496

Total Return at NAV(c)(d)	1.74%
Total Return at Market(d)(e)	1.67%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.84%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	6.45%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	0.70%
Portfolio Turnover(d)(j)	153%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Annual Shareholder Report | 9

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Goose Hollow Tactical Allocation ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund whose investment objective is to provide total return. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 16, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These

Annual Shareholder Report | 10

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

Annual Shareholder Report | 11

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2022.

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Goose Hollow Tactical Allocation ETF
Common Stock(1)	$54,528	$54,528
Exchange-Traded Funds	2,137,272	2,137,272
Preferred Stock	64,400	64,400
Total Investment Securities	$2,256,200	$2,256,200
Other Financial Instruments(2)
Futures Contracts	(11,592)	(11,592)
Total Investments	$2,244,608	$2,244,608

(1) Please see the Portfolio of Investment for industry classifications.

(2) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms

Annual Shareholder Report | 12

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of ETFs that may invest in real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding

Annual Shareholder Report | 13

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When the Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold.

G. Derivative Instruments:

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Fund may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2022, and the monthly average notional amount for these contracts for the period ended March 31, 2022 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Goose Hollow Tactical Allocation ETF	$205,763	$—	$205,763(a)	$—

(a) For the period when the Fund held long futures contracts from March 1, 2022 through March 31, 2022.

Annual Shareholder Report | 14

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2022:

	Assets	Liabilities
Fund	Unrealized Appreciation on Futures Contracts(1)	Unrealized Depreciation on Futures Contracts(1)
Foreign Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$—	$11,592

(1) For futures contracts, the amounts represent their cumulative appreciation/(depreciation) as reported on the Portfolio of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended March 31, 2022:

Net Realized Gains (Losses) from
Fund	Futures Contracts
Foreign Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$254

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Futures Contracts
Foreign Currency Risk Exposure:
Goose Hollow Tactical Allocation ETF	$(11,592)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Goose Hollow Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.85% of its average daily net assets, calculated daily and paid monthly.

Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to ensure that net annual fund operating expenses will not exceed 0.84% of the Fund’s average daily net assets (“Expense Cap”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least January 31, 2023. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about the Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of the Fund’s prospectus.

As of March 31, 2022, the Advisor may recoup amounts from the Fund as follows:

	Expires 9/30/2025	Total
Goose Hollow Tactical Allocation ETF	$33,138	$33,138

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended March 31, 2022, the Fund paid a total of $150 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$2,154,603	$2,051,001

Purchases and sales of in-kind transactions for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Goose Hollow Tactical Allocation ETF	$2,106,441	$—

There were no purchases or sales of U.S. government securities during the period ended March 31, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses

Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Annual Shareholder Report | 19

Approval of Management AgreementMarch 31, 2022 (Unaudited)

Consideration and Approval of Proposed Management Agreement with Goose Hollow Capital Management, LLC with respect to the Goose Hollow Tactical Allocation ETF

Nature, Extent and Quality of Service. The Board noted that Goose Hollow was founded by Mr. Kumar, had recently applied to registered as an investment adviser with the Securities and Exchange Commission, and was registered with the national futures association as a commodity trading adviser. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Fund taking into account their education and financial industry experience. The Board acknowledged that Goose Hollow’s investment decisions were based on a macro analysis with a focus on long term prices.

Performance. The Board noted that Goose Hollow had provided back-tested performance information that indicated that the Fund would have hypothetically returned 10.40%, -2.80%, 17.60%, and 7.40% for 2017, 2018, 2019, and 2020, respectively. The Board further noted that the Fund’s hypothetical performance would have outperformed the Fund’s benchmark for all of the comparison periods except for the 2020 comparison period. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Goose Hollow’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

Fees and Expenses. The Board acknowledged that the Goose Hollow had a proposed management fee of 0.85%, which was lower than the peer group average of 0.96%. The Board further noted that the Fund’s net expense ratio of 1.15% was lower than the Fund’s peer group average net expense ratio of 1.31%. The Board concluded that Goose Hollow’s fees and expenses were not unreasonable.

Profitability. The Board reviewed the profit analysis provided by Goose Hollow, noting that the year one and two profitability estimates. The Board further noted that these estimates were based on an assumption of $20 million in assets under management for year one and $60 million in assets under management for year two. They acknowledged that while Goose Hollow projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Annual Shareholder Report | 20

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from Goose Hollow as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Annual Shareholder Report | 21

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-898-6447, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.gham.co shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-898-6447. The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-898-6447 or referring to the SEC’s web site at http://www.sec.gov.

Annual Shareholder Report | 22

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Annual Shareholder Report | 23

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Annual Shareholder Report | 24

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Annual Shareholder Report | 25

This Page Was Left Blank Intentionally

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/22

Investment Advisor
Goose Hollow Capital Management LLC
82 North Summit Street, Suite 2B
Tenafly, NJ 07670

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933
1-866-464-6608

www.mohrfunds.com

Semi-Annual
Shareholder Report

Mohr Growth ETF (MOHR)

Mindful Conservative ETF (MFUL)

Adaptive Core ETF (RULE)

March 31, 2022

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2022 (Unaudited)

		Beginning Account Value at Inception	Ending Account Value 3/31/2022	Expenses Paid During Period		Annualized Expense Ratio
Mohr Growth ETF	Actual(a)	$1,000.00	$925.20	$5.74	(b)	1.45%
	Hypothetical	1,000.00	1,017.70	7.29	(c)	1.45

Mindful Conservative ETF	Actual(a)	1,000.00	924.20	10.95	(b)	2.77
	Hypothetical	1,000.00	1,011.12	13.89	(c)	2.77

Adaptive Core ETF	Actual(a)	1,000.00	910.40	7.42	(b)	1.89
	Hypothetical	1,000.00	1,015.51	9.50	(c)	1.89

(a) Information shown reflects values for the stub period of 150 days from November 2, 2021 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 2, 2021 (commencement of operations) to March 31, 2022, divided by the number of days in the fiscal year.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	8.3
Consumer Discretionary	0.1
Consumer Staples	3.3
Energy	14.2
Financials	8.3
Industrials	7.5
Information Technology	2.6
Materials	11.2
Utilities	5.4
Exchange-Traded Funds	39.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 58.9%
Communication Services — 8.0%
1,860	Charter Communications, Inc., Class A(a)	1,014,667
1,296	Take-Two Interactive Software, Inc.(a)	199,247
23,600	Twitter, Inc.(a)	913,084
		2,126,998
Consumer Discretionary — 0.1%
1,375	Trip.com Group, Ltd., ADR(a)	31,790
Consumer Staples — 3.2%
21,798	Kraft Heinz Co. (The)	858,623
Energy — 13.7%
35,128	Baker Hughes Co.	1,279,010
16,181	Devon Energy Corp.	956,783
13,253	Hess Corp.	1,418,601
		3,654,394
Financials — 8.0%
52,417	People’s United Financial, Inc.	1,047,816
9,456	Progressive Corp. (The)	1,077,889
		2,125,705

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Mohr Growth ETF

Shares		Fair Value ($)
Industrials — 7.3%
9,439	Leidos Holdings, Inc.	1,019,601
6,915	Quanta Services, Inc.	910,083
		1,929,684
Information Technology — 2.5%
6,190	DocuSign, Inc.(a)	663,073
Materials — 10.8%
10,241	CF Industries Holdings, Inc.	1,055,438
12,205	Nucor Corp.	1,814,273
		2,869,711
Utilities — 5.3%
19,323	Xcel Energy, Inc.	1,394,541
Total Common Stocks (Cost $14,830,984)		15,654,519

Exchange-Traded Funds — 37.7%
54,889	First Trust Global Tactical Commodity Strategy Fund	1,560,494
32,471	Invesco Exchange-Traded Fund Trust-Invesco S&P 500® Quality ETF	1,620,628
4,815	Invesco Exchange-Traded Fund Trust-Invesco S&P 500® Top 50 ETF	1,692,376
16,339	iShares ESG Aware MSCI USA ETF	1,655,958
18,787	ProShares S&P 500 Dividend Aristocrats ETF	1,783,074
21,891	Schwab U.S. Dividend Equity ETF	1,726,981
		10,039,511
Total Exchange-Traded Funds (Cost $10,000,109)		10,039,511

Total Investments — 96.6% (Cost $24,831,093)		25,694,030
Other Assets in Excess of Liabilities — 3.4%		905,393
Net Assets — 100.0%		26,599,423

(a) Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 62.9%
12,868	Fidelity Corporate Bond ETF	651,121
19,810	First Trust Morningstar Dividend Leaders ETF	741,686
15,021	First Trust Rising Dividend Achievers ETF	736,029
4,098	iShares Convertible Bond ETF	341,445
12,850	iShares Core Growth Allocation ETF	693,386
3,847	iShares Core Total USD Bond Market ETF	190,927
28,990	iShares Preferred & Income Securities ETF	1,055,816
3,244	iShares S&P 100 ETF	676,439
4,730	SPDR Bloomberg Convertible Securities ETF	363,973
		5,450,822
Total Exchange-Traded Funds (Cost $5,362,487)		5,450,822

Total Investments — 62.9% (Cost $5,362,487)		5,450,822
Other Assets in Excess of Liabilities — 37.1%		3,213,952
Net Assets — 100.0%		8,664,774

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Consumer Discretionary	3.8
Consumer Staples	8.4
Energy	10.3
Financials	16.6
Health Care	4.2
Industrials	4.0
Information Technology	12.5
Materials	5.5
Exchange-Traded Funds	34.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 64.8%
Consumer Discretionary — 3.8%
5,514	Polaris, Inc.	580,735
Consumer Staples — 8.3%
7,236	Archer-Daniels-Midland Co.	653,121
9,742	Kellogg Co.	628,262
		1,281,383
Energy — 10.2%
32,611	Marathon Oil Corp.	818,862
8,772	Marathon Petroleum Corp.	750,006
		1,568,868
Financials — 16.5%
16,122	American Equity Investment Life Holding Co.	643,429
14,148	Bank of America Corp.	583,181
9,838	Brown & Brown, Inc.	710,992
9,024	Zions Bancorp NA	591,613
		2,529,215
Health Care — 4.2%
187	AbbVie, Inc.	30,315
17,401	Organon Co.	607,817
		638,132

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)
Industrials — 3.9%
10,135	Fastenal Co.	602,019
Information Technology — 12.4%
7,519	Micron Technology, Inc.	585,655
1,564	Monolithic Power Systems, Inc.	759,604
6,305	Seagate Technology Holdings PLC	566,819
		1,912,078
Materials — 5.5%
5,645	Nucor Corp.	839,129
Total Common Stocks (Cost $9,971,418)		9,951,559

Exchange-Traded Funds— 34.4%
29,670	First Trust Global Tactical Commodity Strategy Fund	843,518
52,380	Invesco Balanced Multi-Asset Allocation ETF(a)	855,549
20,326	iShares Core Moderate Allocation ETF	873,408
1,080	iShares MSCI USA Min Vol Factor ETF	83,776
5,440	Vanguard Dividend Appreciation ETF	882,150
5,413	Vanguard Mega Cap ETF	860,883
14,061	WisdomTree U.S. Quality Dividend Growth Fund	895,264
		5,294,548
Total Exchange-Traded Funds (Cost $5,273,785)		5,294,548

Total Investments — 99.2% (Cost $15,245,203)		15,246,107
Other Assets in Excess of Liabilities — 0.8%		116,456
Net Assets — 100.0%		15,362,563

(a) This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $228,669.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Statements of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
Assets:
Investments, at value (Cost $24,831,093, $5,362,487 and $15,245,203)	$25,694,030	$5,450,822	$15,246,107 (a)
Cash	926,661	3,027,429	141,419
Cash collateral from securities loaned	—	—	235,200
Dividends and interest receivable	15,112	1,309	8,083
Receivable for capital shares issued	—	214,537	—
Receivable for securities lending income	608	197	1,019
Prepaid expenses	445	100	114
Total Assets	26,636,856	8,694,394	15,631,942
Liabilities:
Upon return of securities loaned	—	—	235,200
Accrued expenses:
Advisory	14,668	4,483	8,397
Administration	2,000	1,000	1,200
Custodian	6,000	5,500	5,800
Fund accounting	2,760	2,362	2,509
Legal and audit	7,135	11,321	11,321
Printing	2,920	3,039	3,039
Trustee	668	668	668
Other	1,282	1,247	1,245
Total Liabilities	37,433	29,620	269,379
Net Assets	$26,599,423	$8,664,774	$15,362,563
Net Assets consist of:
Paid in Capital	$28,420,773	$9,085,308	$16,603,904
Total Distributable Earnings/(Deficit)	(1,821,350)	(420,534)	(1,241,341)
Net Assets	$26,599,423	$8,664,774	$15,362,563

Net Assets:	$26,599,423	$8,664,774	$15,362,563
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	1,150,000	375,000	675,000

Net Asset Value (offering and redemption price per share):	$23.13	$23.11	$22.76

(a) Includes securities on loan of $228,669.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Statements of OperationsFor the Period Ended March 31, 2022 (Unaudited)

	Mohr Growth ETF(a)	Mindful Conservative ETF(a)	Adaptive Core ETF(a)
Investment Income:
Dividend income	$120,865	$22,802	$96,542
Securities lending income	608	416	1,548
Total Investment Income	121,473	23,218	98,090
Expenses:
Advisory	42,052	13,131	24,010
Administration	8,268	5,000	5,648
Compliance services	373	373	373
Custodian	6,539	5,825	6,643
Fund accounting	7,561	6,320	6,787
Legal and audit	14,493	13,292	13,292
Printing	3,107	3,107	3,107
Treasurer	225	150	150
Trustee	1,433	1,433	1,433
Other	4,180	4,009	4,218
Total Net Expenses	88,231	52,640	65,661
Net Investment Income (Loss)	33,242	(29,422)	32,429
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,717,529)	(479,447)	(1,274,674)
Change in unrealized appreciation/(depreciation) on investments	862,937	88,335	904
Net Realized and Unrealized Gains (Losses) from Investments:	(1,854,592)	(391,112)	(1,273,770)
Change in Net Assets Resulting From Operations	$(1,821,350)	$(420,534)	$(1,241,341)

(a) For the period from the commencement of operations on November 2, 2021 through March 31, 2022.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Statements of Changes in Net Assets

	Mohr Growth ETF	Mindful Conservative ETF	Adaptive Core ETF
	For the period November 2, 2021(a) through March 31, 2022 (Unaudited)	For the period November 2, 2021(a) through March 31, 2022 (Unaudited)	For the period November 2, 2021(a) through March 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$33,242	$(29,422)	$32,429
Net realized gains (losses) from investment transactions	(2,717,529)	(479,447)	(1,274,674)
Change in unrealized appreciation/(depreciation) on investments	862,937	88,335	904
Change in net assets resulting from operations	(1,821,350)	(420,534)	(1,241,341)
Capital Transactions:
Proceeds from shares issued	28,420,773	9,085,308	16,603,904
Change in net assets from capital transactions	28,420,773	9,085,308	16,603,904
Change in net assets	26,599,423	8,664,774	15,362,563
Net Assets:
Beginning of period	—	—	—
End of period	$26,599,423	$8,664,774	$15,362,563
Share Transactions:
Issued	1,150,000	375,000	675,000
Change in shares	1,150,000	375,000	675,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Financial Highlights

Mohr Growth ETF	November 2, 2021(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.05
Net Realized and Unrealized Gains (Losses) from Investments	(1.92)
Total from Investment Activities	(1.87)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.13
Net Assets at End of Period (000’s)	$26,599

Total Return at NAV(c)(d)	(7.48)%
Total Return at Market(d)(e)	(7.28)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	0.55%
Portfolio Turnover(d)(i)	396%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Financial Highlights (continued)

Mindful Conservative ETF	November 2, 2021(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.15)
Net Realized and Unrealized Gains (Losses) from Investments	(1.74)
Total from Investment Activities	(1.89)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.11
Net Assets at End of Period (000’s)	$8,665

Total Return at NAV(c)(d)	(7.58)%
Total Return at Market(d)(e)	(7.48)%

Ratio of Operating Expenses to Average Net Assets(f)(g)	2.77%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	(1.55)%
Portfolio Turnover(d)(i)	687%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Financial Highlights (continued)

Adaptive Core ETF	November 2, 2021(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.09
Net Realized and Unrealized Gains (Losses) from Investments	(2.33)
Total from Investment Activities	(2.24)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$22.76
Net Assets at End of Period (000’s)	$15,363

Total Return at NAV(c)(d)	(8.96)%
Total Return at Market(d)(e)	(8.72)%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(h)	0.93%
Portfolio Turnover(d)(i)	500%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(i) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 14

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Mohr Growth ETF, Mindful Conservative ETF, and Adaptive Core ETF (the “Funds”). Mohr Growth ETF is a diversified actively-managed exchange-traded fund whose investment objective is to seek to provide capital appreciation. Mindful Conservative ETF and Adaptive Core ETF are diversified actively-managed exchange-traded funds whose investment objective is to seek to provide current income. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Funds commenced operations on November 2, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Common stocks and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments during the period ended March 31, 2022.

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Total Investments
Mohr Growth ETF
Common Stocks(1)	$15,654,519	$15,654,519
Exchange-Traded Funds	10,039,511	10,039,511
Total Investments	$25,694,030	$25,694,030

Mindful Conservative ETF
Exchange-Traded Funds	$5,450,822	$5,450,822
Total Investments	$5,450,822	$5,450,822

Adaptive Core ETF
Common Stocks(1)	$9,951,559	$9,951,559
Exchange-Traded Funds	5,294,548	5,294,548
Total Investments	$15,246,107	$15,246,107

(1) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Securities Lending

For the purpose of achieving income, the Funds may lend portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will

Semi-Annual Shareholder Report | 18

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.

Cash collateral received in connection with securities lending is held on behalf of the Funds in a demand deposit cash account at Citibank, N.A. (the “Securities Lending Agent”). Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the Securities Lending Agent a portion of the gross revenues received from securities lending activities. Such fees are netted against “Securities lending income” on the Statements of Operations. Adaptive Core ETF had securities on loan of $228,669, accounted for as secured borrowings with cash collateral of overnight and continuous maturities in the amount of $235,200 as of March 31, 2022.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Retireful, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Funds pay the Advisor a management fee of 0.70% of each Fund’s average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) serves as subadvisor for the Funds and is paid for its services directly by the Advisor, not the Funds. Tuttle’s contractual fee is 0.15% of each Fund’s average daily net assets.

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer Agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.12% of the Funds’ average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000 per Fund.

Semi-Annual Shareholder Report | 19

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended March 31, 2022, the Funds paid a total of $525 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Mohr Growth ETF	$49,049,462	$49,231,284
Mindful Conservative ETF	15,639,564	16,908,630
Adaptive Core ETF	41,911,054	40,521,396

Purchases and sales of in-kind transactions for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Mohr Growth ETF	$27,730,443	$—
Mindful Conservative ETF	7,111,000	—
Adaptive Core ETF	15,130,236	—

There were no purchases or sales of U.S. government securities during the period ended March 31, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Semi-Annual Shareholder Report | 20

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

Semi-Annual Shareholder Report | 21

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Semi-Annual Shareholder Report | 22

Approval of Management AgreementMarch 31, 2022 (Unaudited)

Consideration and Approval of Management Agreement between Collaborative
Investment Series Trust and Retireful, LLC with respect to the Mohr Growth ETF,
Mindful Conservative ETF and Adaptive Core ETF

Nature, Extent and Quality of Service. The Board noted that Retireful was founded in 2017 and recently apply for registration as an investment adviser with the Securities and Exchange Commission. The Board reviewed the background information on the key investment personnel who would be responsible for servicing each Fund taking into account their education and financial industry experience. The Board noted that Dan Mohr would serve as portfolio manager for each Fund and Mark De Angelis would serve as the adviser’s chief compliance officer. They noted that Retireful would delegate certain items to the Funds’ sub-adviser, but Retireful would oversee the placement of orders and monitor compliance with the Funds’ prospectus.

Performance.

Adaptive Core ETF

The Board noted that Retireful did not manage any other ETFs that implemented a similar strategy. They further noted that Retireful provided back-tested performance information that hypothetically would have returned 6.79%, 20.62%, and 52.72% for the 2018, 2019, and 2020, respectively. The Board acknowledged that the Fund’s hypothetical back-tested performance would have outperformed the Fund’s benchmark for all of the comparison periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Retireful’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

Mindful Conservative ETF

The Board reviewed the Fund’s proposed investment objective and investment strategy and noted that the Fund would invest in bonds, convertible securities, and other fixed income instruments. They further noted that Retireful provided back-tested performance information that hypothetically would have returned 3.64%, 16.55%, and 29.05% for the 2018, 2019, and 2020, respectively. The Board acknowledged that the Fund’s hypothetical back-tested performance would have outperformed the Fund’s benchmark for all of the comparison periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Retireful’s decision-making process; (iii) assumptions used to generate the data

Semi-Annual Shareholder Report | 23

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

Mohr Growth ETF

The Board reviewed the Fund’s proposed investment objective and investment strategy and noted that the Fund would invest in asset classes and investment styles such as blend, global, growth, value, and technology. They further noted that Retireful provided back-tested performance information that hypothetically would have returned 5.58%, 35.04%, and 65.83% for the 2018, 2019, and 2020, respectively. The Board acknowledged that the Fund’s hypothetical back-tested performance would have outperformed the Fund’s benchmark for all of the comparison periods. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Retireful’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results.

Fees and Expenses.

Adaptive Core ETF

The Board acknowledged that the Retireful had a proposed management fee of 0.70%, which was lower than the peer group average of 0.89%. The Board further noted that the Fund’s net expense ratio of 0.91% was lower than the Fund’s peer group average net expense ratio of 1.42%. The Board concluded that Retireful’s fees and expenses on behalf of the Adaptive Core ETF were not unreasonable.

Mindful Conservative ETF

The Board acknowledged that the Retireful had a proposed management fee of 0.70%, which was lower than the peer group average of 0.81%. The Board further noted that the Fund’s net expense ratio of 1.07% was lower than the Fund’s peer group average net expense ratio of 1.68%. The Board concluded that Retireful’s fees and expenses on behalf of the Mindful Conservative ETF were not unreasonable.

Mohr Growth ETF

The Board acknowledged that the Retireful had a proposed management fee of 0.70%, which was lower than the peer group average of 0.81%. The Board further noted that the Fund’s net expense ratio of 0.91% was lower than the Fund’s peer group average net expense ratio of 1.33%. The Board concluded that Retireful’s fees and expenses on behalf of the Mohr Growth ETF were not unreasonable.

Semi-Annual Shareholder Report | 24

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Profitability. The Board reviewed the profit analysis provided by Retireful, noting the year one and two profitability of each Fund based on an assumption of $150 million in assets under management. The Board acknowledged that these percentages was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Retireful projected making a profit in terms of actual dollars and percentage in connection with its relationship to each Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Retireful’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as each Fund continues to grow.

Conclusion. Having requested and received such information from Retireful as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Mohr ETFs and their future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement between
Retireful, LLC and Tuttle Capital Management, LLC with respect to the Mohr
Growth ETF, Mindful Conservative ETF and Adaptive Core ETF

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $280 million in assets under management as of May 31, 2021. The Board further noted that Tuttle currently served as the adviser or sub-adviser to ten funds. The Board reviewed the background information on the key investment personnel who would be responsible for servicing each Fund taking into account their education and financial industry experience. They indicated their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with each Fund’s investment policies and regulations. The Board expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance. The Board noted that Tuttle was only going to provide execution services for the Mohr ETFs. They further noted the back-tested performance data that was provided by Retireful. The Trustees acknowledged that based on the back-tested performance, the Funds were likely to provide shareholders positive returns.

Fees and Expenses. The Board considered Tuttle’s proposed sub-advisory fee of 0.15%, noting that the proposed sub-advisory fee was in line with the amounts charged by Tuttle to other mutual funds and ETFs for similar services. The

Semi-Annual Shareholder Report | 25

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Board concluded that Tuttle’s fees and expenses on behalf of the Mohr ETFs were not unreasonable.

Profitability. The Board reviewed the profit analysis provided by Tuttle, noting that the year one and two profitability of each Fund. The Board acknowledged that these percentages was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to each Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on the Funds’ projected asset size and profit level, the absence of breakpoints was acceptable at this time. They further agreed that economies of scale were primarily a Fund level issue and had been considered with respect to the Funds’ overall advisory agreement and advisory fee.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Mohr ETFs and their future shareholders.

Semi-Annual Shareholder Report | 26

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-464-6608, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.mohrfunds.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-464-6608.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-464-6608 or referring to the SEC’s web site at http://www.sec.gov.

Sem-Annual Shareholder Report | 27

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 28

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 29

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Investment Advisor
Retireful, LLC
120 N. Washington, Suite 300
Lansing, MI 48933

Investment Subadvisor
Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/22

NextGen ETFs, LLC
812 Expedition Trail
Helena, MT 59602
1-866-505-1107

www.NextGen-Funds.com

Semi-Annual
Shareholder Report

The NextGen Trend and
Defend ETF (TRDF)

March 31, 2022

Expense Examples	1
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Approval of Management Agreement	16
Additional Information	19
Privacy Policy	20

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2022 (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value At Inception	Ending Account Value 3/31/2022	Expenses Paid During Period		Annualized Expense Ratio
The NextGen Trend and Defend ETF	Actual(a)	$1,000.00	$938.40	$2.03	(b)	0.89%
	Hypothetical	1,000.00	1,020.49	4.48	(c)	0.89

(a) Information shown reflects values for the stub period of 86 days from January 5, 2022 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 5, 2022 (commencement of operations) to March 31, 2022, divided by the number of days in the fiscal year.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

The NextGen Trend and Defend ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 97.9%
8,982	SPDR Bloomberg 1-3 Month T-Bill ETF(a)	821,224
2,086	Vanguard S&P 500 ETF	866,045
		1,687,269
Total Exchange-Traded Funds (Cost $1,676,195)		1,687,269

Total Investments — 97.9% (Cost $1,676,195)		1,687,269
Other Assets in Excess of Liabilities — 2.1%		36,703
Net Assets — 100.0%		1,723,972

(a) Non-income producing security.

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Statement of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

The NextGen Trend and Defend ETF
Assets:
Investments, at value (Cost $1,676,195)	$1,687,269
Cash	41,414
Receivable due from advisor	6,452
Prepaid expenses	50
Total Assets	1,735,185
Liabilities:
Accrued expenses:
Administration	1,000
Custodian	2,500
Exchange listing fee	1,067
Fund accounting	2,096
Legal and audit	2,665
Trustee	1,012
Other	873
Total Liabilities	11,213
Net Assets	$1,723,972
Net Assets consist of:
Paid in Capital	$1,819,725
Total Distributable Earnings/(Deficit)	(95,753)
Net Assets	$1,723,972

Net Assets:	$1,723,972
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	75,000
Net Asset Value (offering and redemption price per share):	$22.99

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Statement of OperationsFor the Period Ended March 31, 2022 (Unaudited)

The NextGen Trend and Defend ETF(a)
Investment Income:
Dividend income	$2,866
Total Investment Income	2,866
Expenses:
Advisory	2,921
Administration	3,000
Compliance services	373
Custodian	2,510
Exchange listing fee	1,067
Fund accounting	3,432
Legal and audit	3,555
Printing	3,234
Treasurer	150
Trustee	1,012
Other	1,547
Total Expenses before fee reductions	22,801
Expenses contractually waived and/or reimbursed by the Advisor	(19,523)
Total Net Expenses	3,278
Net Investment Income (Loss)	(412)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(106,415)
Change in unrealized appreciation/(depreciation) on investments	11,074
Net Realized and Unrealized Gains (Losses) from Investments:	(95,341)
Change in Net Assets Resulting From Operations	$(95,753)

(a) For the period from the commencement of operations on January 5, 2022 through March 31, 2022.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Statement of Changes in Net Assets

The NextGen Trend and Defend ETF
For the period January 5, 2022(a) through March 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(412)
Net realized gains (losses) from investment transactions	(106,415)
Change in unrealized appreciation/(depreciation) on investments	11,074
Change in net assets resulting from operations	(95,753)
Capital Transactions:
Proceeds from shares issued	1,819,725
Change in net assets from capital transactions	1,819,725
Change in net assets	1,723,972
Net Assets:
Beginning of period	—
End of period	$1,723,972
Share Transactions:
Issued	75,000
Change in shares	75,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Financial Highlights

The NextGen Trend and Defend ETF	January 5, 2022(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$24.50

Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gains (Losses) from Investments	(1.50)
Total from Investment Activities	(1.51)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$22.99
Net Assets at End of Period (000’s)	$1,724

Total Return at NAV(c)(d)	(6.16)%
Total Return at Market(d)(e)	(6.04)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.89%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	6.19%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	(0.11)%
Portfolio Turnover(d)(j)	411%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 8

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The NextGen Trend and Defend ETF (the “Fund”). The Fund is a diversified actively-managed exchange-traded fund whose investment objective is seeking capital appreciation with a secondary objective of generating positive returns in significant market declines. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on January 5, 2022.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”).  Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

Semi-Annual Shareholder Report | 9

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 10

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Fund did not hold any Level 2 or Level 3 investments during the period ended March 31, 2022.

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
The NextGen Trend and Defend ETF
Exchange-Traded Funds	$1,687,269	$1,687,269
Total Investments	$1,687,269	$1,687,269

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

NextGen ETFs, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.80% of its average daily net assets, calculated daily and paid monthly.

Tuttle Capital Management, LLC (“Tuttle”) serves as subadvisor for the Fund and is paid for its services directly by the Advisor, not the Fund. Tuttle’s contractual fee is 0.08% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such

Semi-Annual Shareholder Report | 12

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to ensure that net annual fund operating expenses will not exceed 0.89% of the Fund’s average daily net assets (“Expense Cap”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least April 30, 2023. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about the Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of the Fund’s prospectus.

As of March 31, 2022, the Advisor may recoup amounts from the Fund as follows:

	Expires 9/30/2025	Total
The NextGen Trend and Defend ETF	$19,523	$19,523

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended March 31, 2022, the Fund paid a total of $150 to the Treasurer.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2022 were as follows:

	Purchases	Sales
The NextGen Trend and Defend ETF	$6,421,245	$5,861,979

Purchases and sales of in-kind transactions for the period ended March 31, 2022 were as follows:

	Purchases	Sales
The NextGen Trend and Defend ETF	$1,223,345	$—

There were no purchases or sales of U.S. government securities during the period ended March 31, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

Semi-Annual Shareholder Report | 14

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

(7) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Semi-Annual Shareholder Report | 16

Approval of Management AgreementMarch 31, 2022 (Unaudited)

Consideration and Approval of Proposed Management Agreement with
NextGen ETFs, LLC with respect to the NextGen Trend and Defend ETF

Nature, Extent and Quality of Service. The Trustees noted that NextGen was founded in 2021 to serve as the adviser to the NextGen Trend and Defend ETF and institutional separately managed accounts. They reviewed the background information of the key investment personnel responsible for servicing the Fund and took into consideration their diverse education and financial industry experience. The Trustees noted that the adviser would employ a rules-based, quantitative methodology that considers various inputs when determining whether to buy, sell, or hold a security. They further noted that the adviser intended to delegate trading to a sub-adviser but would provide oversight of the sub-adviser’s trading execution. The Trustees acknowledged the Fund’s key risks and the actions taken by the adviser to mitigate those risks. The Trustees, based upon their review, concluded that the adviser would likely provide a high level of service to the Fund and its shareholders.

Performance. The Board noted that although the Fund was not operational and without historical performance, the adviser would employ the same investment strategy that it utilized for its separately managed accounts. The Trustees noted that the adviser’s separately managed accounts returned approximately 41.91% for the one-year period ended December 31, 2021. The Trustees agreed that the adviser should be provided an opportunity to implement the Fund’s strategy.

Fees and Expenses. The Trustees noted that the adviser’s proposed advisory fee was 0.80% and the Fund had an estimated net expense ratio of 1.00%. They further noted that the advisory fee and net expense ratio were both lower than the Fund’s peer group average of 0.88% and 1.22%, respectively. They further noted that the adviser had entered into an expense limitation agreement whereby it would waive its advisory fee or reimburse fund expenses in order to limit the Fund’s net expense ratio to 1.00%. Accordingly, the Trustees determined that the Fund’s proposed advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser in connection with the services provided to the Fund. They noted that the adviser estimated that it would receive a profit in connection with its relationship with the Fund. The Trustees noted that the profits were reasonable in terms of actual dollars and as a percentage of revenue.

Economies of Scale. The Trustees considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Trustees discussed the adviser’s position on breakpoints and agreed to monitor the Fund’s asset levels and revisit the matter as the Fund grows.

Semi-Annual Shareholder Report | 17

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Conclusion. Having requested and received such information from NextGen as the Trustees believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Consideration and Approval of Proposed Sub-Advisory Agreement with
NextGen ETFs, LLC and Tuttle Capital Management, LLC with respect to the
NextGen Trend and Defend ETF

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $140 million in assets under management as of October 2021. The Trustees further noted that Tuttle currently served as the adviser or sub-adviser to eight mutual funds or ETF. They reviewed the background information on the key investment personnel who would be responsible for servicing the Fund, taking into account their education and financial industry experience. The Trustees also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. They expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance. The Trustees acknowledged that Tuttle would serve as the Fund’s trading sub-adviser and that NextGen would retain overall investment discretion for the execution of the Fund’s strategy. They noted that Tuttle implemented a best execution committee that reviewed Tuttle’s brokerage execution on a quarterly basis. The Trustees further noted that Tuttle demonstrated the ability to provide positive returns for the mutual fund and ETFs were Tuttle served as adviser or sub-adviser. They agreed that Tuttle should be allowed to serve as the Fund’s sub-adviser.

Fees and Expenses. The Trustees noted that the proposed sub-advisory fee was 0.08% of the Fund’s net management fee was lower than the average sub-advisory fee charged by Tuttle for serving as a sub-adviser for other ETFs. They further noted the adviser not the Fund was responsible for paying the sub-adviser. The Trustees agreed that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profit analysis provided by Tuttle and noted that because the Fund had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They further noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Semi-Annual Shareholder Report | 18

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustee agreed that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the breakpoints in the sub-advisory fee.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 19

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-505-1107, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.nextgen-funds.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-505-1107.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-505-1107 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 20

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 21

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 22

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Investment Advisor
NextGen ETFs, LLC
812 Expedition Trail
Helena, MT 59602

Investment Subadvisor
Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/22

Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135
1-888-783-8637

www.rareviewcapital.com

Semi-Annual
Shareholder Report

Rareview Dynamic Fixed Income ETF (RDFI)

Rareview Tax Advantaged Income ETF (RTAI)

Rareview Inflation/Deflation ETF (FLTN)

Rareview Systematic Equity ETF (RSEE)

March 31, 2022

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2022 (Unaudited)

		Beginning Account Value 10/1/2021		Ending Account Value 3/31/2022	Expenses Paid During Period		Annualized Expense Ratio
Rareview Dynamic Fixed Income ETF	Actual	$1,000.00		$905.70	$7.13	(a)	1.50%
	Hypothetical	1,000.00		1,017.45	7.54	(a)	1.50
Rareview Tax Advantaged Income ETF	Actual	1,000.00		872.40	5.84	(a)	1.25
	Hypothetical	1,000.00		1,018.70	6.29	(a)	1.25
Rareview Inflation/ Deflation ETF	Actual(b)	1,000.00	(c)	990.50	2.04	(d)	0.87
	Hypothetical	1,000.00	(c)	1,020.59	4.38	(a)	0.87
Rareview Systematic Equity ETF	Actual(e)	1,000.00	(c)	1,005.80	1.89	(f)	0.97
	Hypothetical	1,000.00	(c)	1,020.09	4.89	(a)	0.97

(a) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

(b) Information shown reflects values for the stub period of 86 days from January 5, 2022 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(c) Beginning account value from the commencement of operations.

(d) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 5, 2022 (commencement of operations) to March 31, 2022 divided by the number of days in the fiscal year.

(e) Information shown reflects values for the stub period of 71 days from January 20, 2022 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(f) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from January 20, 2022 (commencement of operations) to March 31, 2022 divided by the number of days in the fiscal year.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	52.4
Exchange-Traded Funds	23.2
Options on Futures	24.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 65.7%
536,742	Aberdeen Asia-Pacific Income Fund, Inc.	1,814,188
172,195	Angel Oak Financial Strategies Income Term Trust	2,718,959
111,546	Apollo Tactical Income Fund, Inc.	1,601,801
934	Ares Dynamic Credit Allocation Fund, Inc.	13,487
49,813	BlackRock Core Bond Trust	647,569
63,064	BlackRock Credit Allocation Income Trust	792,084
21,994	BlackRock MuniHoldings Fund, Inc.	312,975
1,000	BlackRock MuniHoldings Investment Quality Fund	12,260
249,431	BlackRock MuniVest Fund, Inc.	2,035,357
61,485	BlackRock MuniYield Quality Fund III, Inc.	771,637
212,750	Blackstone Strategic Credit Fund	2,776,387
1,700	DoubleLine Opportunistic Credit Fund	28,492
93,990	DoubleLine Yield Opportunities Fund	1,574,332
135,900	Eaton Vance Municipal Bond Fund	1,562,850
328,440	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,638,916
73,652	Nuveen AMT-Free Quality Municipal Income Fund	967,787
668,529	Nuveen Credit Strategies Income Fund	4,131,509
62,194	Nuveen Municipal Credit Opportunities Fund	839,619

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Shares		Fair Value ($)
85,641	Nuveen New Jersey Quality Municipal Income Fund	1,145,877
63,753	Nuveen New York AMT-Free Quality Municipal Income	773,961
65,317	Nuveen Quality Municipal Income Fund	872,635
453,749	Nuveen Senior Income Fund	2,572,757
258	PGIM Global High Yield Fund, Inc.	3,449
188	PGIM High Yield Bond Fund, Inc.	2,698
46,041	PIMCO Dynamic Income Opportunities Fund	782,237
237,209	Western Asset Emerging Markets Debt Fund, Inc.	2,545,253
113,654	Western Asset Managed Municipals Fund, Inc.	1,320,659
		34,259,735
Total Closed End Funds (Cost $38,360,740)		34,259,735

Exchange-Traded Funds — 29.2%
42,878	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,185,665
49,115	iShares MBS ETF	5,003,345
45,592	iShares National Muni Bond ETF	4,998,707
		15,187,717
Total Exchange-Traded Funds (Cost $15,215,049)		15,187,717

Purchased Options on Futures — 30.6%
Total Purchased Options on Futures (Cost $5,729,165)		15,961,875

Total Investments — 125.5% (Cost $59,304,954)		65,409,327
Liabilities in Excess of Other Assets — (25.5%)		(13,299,482)
Net Assets — 100.0%		52,109,845

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
iBoxx iShares Bond Future	36	5/2/22	5,199,480	(65,177)
				(65,177)

Written Options

Exchange-traded options on futures contracts written as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	8,250	2,040,586	198,412	98.94	4/14/22	(51,562)
Euro$ 1Y Midcurve Options	Call	17,050	4,219,874	625,598	99.00	4/14/22	(106,563)
IMM Euro$ Futures Options	Put	1,200	297,188	103,860	99.06	5/13/22	(1,800,000)
IMM Euro$ Futures Options	Put	1,200	297,000	73,860	99.00	5/13/22	(1,620,000)
IMM Euro$ Futures Options	Put	800	197,875	149,240	98.94	6/13/22	(990,000)
IMM Euro$ Futures Options	Put	800	198,000	189,240	99.00	6/13/22	(1,105,000)
IMM Euro$ Futures Options	Put	2,200	540,031	1,977,910	98.19	12/19/22	(5,390,000)
IMM Euro$ Futures Options	Put	2,200	539,344	1,679,590	98.06	12/19/22	(4,853,750)
(Total Premiums Received $4,997,710)							(15,916,875)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Dynamic Fixed Income ETF

Purchased Options

Exchanged-traded options on futures contracts purchased as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	8,250	2,038,008	98.81	4/14/22	51,562
Euro$ 1Y Midcurve Options	Call	17,050	4,214,546	98.88	4/14/22	106,563
IMM Euro$ Futures Options	Put	1,200	297,375	99.13	5/13/22	1,987,500
IMM Euro$ Futures Options	Put	1,200	296,813	98.94	5/13/22	1,440,000
IMM Euro$ Futures Options	Put	800	198,125	99.06	6/13/22	1,225,000
IMM Euro$ Futures Options	Put	800	197,750	98.88	6/13/22	880,000
IMM Euro$ Futures Options	Put	2,200	540,719	98.31	12/19/22	5,926,250
IMM Euro$ Futures Options	Put	2,200	538,656	97.94	12/19/22	4,345,000
(Total Cost $5,729,165)						15,961,875

(a) Notional amount is expressed as the number of contracts multiplied by contract size, multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Closed End Funds	70.8
Exchange-Traded Fund	4.3
Options on Futures	24.9
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Closed End Funds — 88.8%
84,082	BlackRock MuniHoldings Fund, Inc.	1,196,487
900	BlackRock MuniHoldings Investment Quality Fund	11,034
191,745	BlackRock MuniVest Fund, Inc.	1,564,639
113,632	BlackRock MuniYield Quality Fund III, Inc.	1,426,082
182,371	Eaton Vance Municipal Bond Fund	2,097,266
200,682	Nuveen AMT-Free Quality Municipal Income Fund	2,636,961
57,430	Nuveen California Quality Municipal Income Fund	753,482
39,098	Nuveen Municipal Credit Opportunities Fund	527,823
73,792	Nuveen New Jersey Quality Municipal Income Fund	987,337
96,375	Nuveen New York AMT-Free Quality Municipal Income	1,169,993
186,278	Nuveen Quality Municipal Income Fund	2,488,674
159,757	Western Asset Managed Municipals Fund, Inc.	1,856,376
		16,716,154
Total Closed End Funds (Cost $19,297,627)		16,716,154

Exchange-Traded Fund — 5.4%
9,236	iShares National Muni Bond ETF	1,012,635
Total Exchange-Traded Fund (Cost $1,013,286)		1,012,635

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Shares	Fair Value ($)
Purchased Options on Futures — 31.3%
Total Purchased Options on Futures (Cost $2,148,050)	5,882,944

Total Investments — 125.5% (Cost $22,458,963)	23,611,733
Liabilities in Excess of Other Assets — (25.5%)	(4,790,466)
Net Assets — 100.0%	18,821,267

AMT — Alternative Minimum Tax

ETF — Exchange-Traded Fund

Written Options

Exchange-traded options on futures contracts written as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	2,000	494,688	71,480	98.94	4/14/22	(12,500)
Euro$ 1Y Midcurve Options	Call	4,871	1,205,572	191,427	99.00	4/14/22	(30,444)
IMM Euro$ Futures Options	Put	800	197,875	138,592	98.94	6/13/22	(990,000)
IMM Euro$ Futures Options	Put	800	198,000	178,592	99.00	6/13/22	(1,105,000)
IMM Euro$ Futures Options	Put	800	196,375	718,592	98.19	12/19/22	(1,960,000)
IMM Euro$ Futures Options	Put	800	196,125	608,592	98.06	12/19/22	(1,765,000)
(Total Premiums Received $1,907,275)							(5,862,944)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Tax Advantaged Income ETF

Purchased Options

Exchanged-traded options on futures contracts purchased as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	2,000	494,063	98.81	4/14/22	12,500
Euro$ 1Y Midcurve Options	Call	4,871	1,204,050	98.88	4/14/22	30,444
IMM Euro$ Futures Options	Put	800	198,125	99.06	6/13/22	1,225,000
IMM Euro$ Futures Options	Put	800	197,750	98.88	6/13/22	880,000
IMM Euro$ Futures Options	Put	800	196,625	98.31	12/19/22	2,155,000
IMM Euro$ Futures Options	Put	800	195,875	97.94	12/19/22	1,580,000
(Total Cost $2,148,050)						5,882,944

(a) Notional amount is expressed as the number of contracts multiplied by contract size, multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Fund	3.9
Options on Futures	38.7
Treasury Note	57.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Fund — 3.0%
3,250	United States Oil Fund, LP(a)	240,890
Total Exchange-Traded Fund (Cost $245,243)		240,890

Purchased Options on Futures — 29.7%
Total Purchased Options on Futures (Cost $1,034,774)		2,386,030

Treasury Note — 44.0%
3,685,000	United States Treasury Note, 0.38%, 4/15/24	3,542,062
Total Treasury Note (Cost $3,599,336)		3,542,062

Total Investments — 76.7% (Cost $4,879,353)		6,168,982
Other Assets in Excess of Liabilities — 23.3%		1,879,002
Net Assets — 100.0%		8,047,984

(a) Non-income producing security.

LP — Limited Partnership

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
2 Year US Treasury Note Future	17	6/30/22	3,602,672	653
				653

Written Options

Exchange-traded options on futures contracts written as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	333	82,470	11,526	99.06	4/14/22	(2,081)
Euro$ 1Y Midcurve Options	Call	2,077	514,058	72,869	99.00	4/14/22	(12,981)
Euro$ 1Y Midcurve Options	Call	1,426	352,711	46,773	98.94	4/14/22	(8,913)
IMM Euro$ Futures Options	Put	310	76,677	109,955	98.94	6/13/22	(383,625)
IMM Euro$ Futures Options	Put	310	76,725	131,079	99.00	6/13/22	(428,188)
IMM Euro$ Futures Options	Put	328	80,514	290,523	98.19	12/19/22	(803,600)
IMM Euro$ Futures Options	Put	328	80,411	249,523	98.06	12/19/22	(723,650)
(Total Premiums Received $912,248)							(2,363,038)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Inflation/Deflation ETF

Exchange-traded equity options written as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Teucrium Corn Fund Options	Call	82	287	2,046	35.00	5/20/22	(2,050)
(Total Premiums Received $2,046)							(2,050)

Purchased Options

Exchanged-traded options on futures contracts purchased as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Euro$ 1Y Midcurve Options	Call	333	82,365	98.94	4/14/22	2,081
Euro$ 1Y Midcurve Options	Call	2,077	513,409	98.88	4/14/22	12,981
Euro$ 1Y Midcurve Options	Call	1,093	270,005	98.81	4/14/22	6,831
IMM Euro$ Futures Options	Put	310	76,773	99.06	6/13/22	474,688
IMM Euro$ Futures Options	Put	310	76,628	98.88	6/13/22	341,000
IMM Euro$ Futures Options	Put	328	80,616	98.31	12/19/22	883,551
IMM Euro$ Futures Options	Put	328	80,309	97.94	12/19/22	647,800
(Total Cost $1,016,324)						2,368,932

Exchanged-traded equity options purchased as of March 31, 2022 were as follows:

Description	Put/ Call	Number of Contracts	Notional Amount (000) ($)(a)	Strike Price ($)	Expiration Date	Value ($)
Teucrium Corn Fund Options	Call	82	230	28.00	5/20/22	10,168
Teucrium Corn Fund Options	Call	126	391	31.00	5/20/22	6,930
(Total Cost $18,450)						17,098

(a) Notional amount is expressed as the number of contracts multiplied by contract size, multiplied by the strike price of the underlying asset.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Exchange-Traded Funds — 72.2%
25,991	iShares MSCI EAFE ETF	1,912,938
26,206	iShares MSCI Emerging Markets ETF	1,183,201
6,705	iShares Russell 2000 ETF	1,376,335
7,172	SPDR S&P 500 ETF Trust	3,239,162
		7,711,636
Total Exchange-Traded Funds (Cost $7,690,954)		7,711,636

Total Investments — 72.2% (Cost $7,690,954)		7,711,636
Other Assets in Excess of Liabilities — 27.8%		2,974,879
Net Assets — 100.0%		10,686,515

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Futures Contracts

At March 31, 2022, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
S&P 500 E-mini Future	13	6/20/22	2,944,988	117,362
Mini MSCI EAFE Index Future	16	6/20/22	1,715,520	(30,881)
				86,481

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

Rareview Systematic Equity ETF

Futures Contracts Sold

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
Russell 2000 Mini Index Future	19	6/20/22	1,963,080	8,035
Mini MSCI Emerging Markets Index Future	38	6/20/22	2,138,450	(6,748)
Micro E-mini Russell 2000 Index Future	4	6/20/22	41,328	149
				1,436

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Assets:
Investments, at value (Cost $59,304,954 and $22,458,963)	$65,409,327	$23,611,733
Cash	14,142,445	1,514,061
Deposits at brokers for derivatives contracts	2,916,893	967,710
Dividends and interest receivable	146,905	59,141
Receivable for capital shares issued	452,014	—
Receivable for investments sold	1,700,666	11,826
Receivable for variation margin on futures contracts	20,160	—
Prepaid expenses	1,634	742
Total Assets	84,790,044	26,165,213
Liabilities:
Payable for investments purchased	16,692,477	1,450,472
Written options at value (Premiums received $4,997,710 and $1,907,275)	15,916,875	5,862,944
Accrued expenses:
Advisory	40,835	3,167
Administration	7,411	2,768
Custodian	1,000	278
Fund accounting	3,645	4,006
Trustee	1,983	898
Other	15,973	19,413
Total Liabilities	32,680,199	7,343,946
Net Assets	$52,109,845	$18,821,267
Net Assets consist of:
Paid in Capital	$58,522,823	$22,177,348
Total Distributable Earnings/(Deficit)	(6,412,978)	(3,356,081)
Net Assets	$52,109,845	$18,821,267

Net Assets:	$52,109,845	$18,821,267
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	2,050,000	800,000
Net Asset Value (offering and redemption price per share):	$25.42	$23.53

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Statements of Assets and Liabilities (continued)March 31, 2022 (Unaudited)

	Rareview Inflation/ Deflation ETF	Rareview Systematic Equity ETF
Assets:
Investments, at value (Cost $4,879,353 and $7,690,954)	$6,168,982	$7,711,636
Cash	150,809	738,346
Deposits at brokers for derivatives contracts	708,872	2,244,520
Dividends and interest receivable	6,378	9,797
Receivable due from advisor	2,726	1,993
Receivable for investments sold	3,629,737	—
Prepaid expenses and other assets	2,490	4,022
Total Assets	10,669,994	10,710,314
Liabilities:
Payable for investments purchased	245,243	—
Payable for variation margin on futures contracts	6,015	19,367
Written options at value (Premiums received $914,294 and —)	2,365,088	—
Accrued expenses:
Administration	1,000	1,000
Custodian	584	476
Fund accounting	1,961	1,655
Trustee	1,516	879
Other	603	422
Total Liabilities	2,622,010	23,799
Net Assets	$8,047,984	$10,686,515
Net Assets consist of:
Paid in Capital	$8,130,381	$10,512,748
Total Distributable Earnings/(Deficit)	(82,397)	173,767
Net Assets	$8,047,984	$10,686,515

Net Assets:	$8,047,984	$10,686,515
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	325,000	425,000
Net Asset Value (offering and redemption price per share):	$24.76	$25.14

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Statements of OperationsFor the Period Ended March 31, 2022 (Unaudited)

	Rareview Dynamic Fixed Income ETF	Rareview Tax Advantaged Income ETF
Investment Income:
Dividend income	$1,899,325	$452,217
Interest income	—	32
Total Investment Income	1,899,325	452,249
Expenses:
Advisory	293,144	80,142
Administration	49,790	18,166
Compliance services	373	373
Custodian	2,922	766
Fund accounting	19,788	21,696
Legal and audit	14,503	15,223
Printing	2,834	2,834
Treasurer	375	150
Trustee	3,983	2,099
Offering costs	10,221	8,021
Other	7,390	6,008
Total Expenses before fee reductions or recoupment of fees	405,323	155,478
Expenses contractually waived and/or reimbursed by the Advisor	—	(21,939)
Recoupment of prior expenses reimbursed by the Advisor	46,987	—
Total Net Expenses	452,310	133,539
Net Investment Income (Loss)	1,447,015	318,710
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(2,090,344)	(347,570)
Net realized gains (losses) from in-kind transactions	453,666	(218,824)
Net realized gains (losses) from futures transactions	253,367	26,483
Net realized gains (losses) from written options transactions	(188,171)	(23,754)
Change in unrealized appreciation/ (depreciation) on investments	5,594,772	1,023,941
Change in unrealized appreciation/ (depreciation) on futures	(65,177)	—
Change in unrealized appreciation/ (depreciation) on written options	(10,839,700)	(3,934,326)
Net Realized and Unrealized Gains (Losses) from Investments:	(6,881,587)	(3,474,050)
Change in Net Assets Resulting From Operations	$(5,434,572)	$(3,155,340)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Statements of Operations (continued)For the Period Ended March 31, 2022 (Unaudited)

	Rareview Inflation/ Deflation ETF(a)	Rareview Systematic Equity ETF(b)
Investment Income:
Dividend income	$12,227	$12,109
Interest income	4,389	—
Total Investment Income	16,616	12,109
Expenses:
Advisory	10,617	11,902
Administration	3,000	3,000
Compliance services	373	373
Custodian	584	476
Fund accounting	3,678	3,212
Legal and audit	5,150	4,225
Printing	1,486	3,397
Treasurer	150	150
Trustee	1,516	879
Other	2,717	2,280
Total Expenses before fee reductions	29,271	29,894
Expenses contractually waived and/or reimbursed by the Advisor	(16,441)	(16,041)
Total Net Expenses	12,830	13,853
Net Investment Income (Loss)	3,786	(1,744)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	66,652	1,131
Net realized gains (losses) from in-kind transactions	—	(5,323)
Net realized gains (losses) from futures transactions	70,569	71,104
Net realized gains (losses) from written options transactions	(62,892)	—
Change in unrealized appreciation/ (depreciation) on investments	1,289,629	20,682
Change in unrealized appreciation/ (depreciation) on futures	653	87,917
Change in unrealized appreciation/ (depreciation) on written options	(1,450,794)	—
Net Realized and Unrealized Gains (Losses) from Investments:	(86,183)	175,511
Change in Net Assets Resulting From Operations	$(82,397)	$173,767

(a) For the period from the commencement of operations on January 5, 2022 through March 31, 2022.

(b) For the period from the commencement of operations on January 20, 2022 through March 31, 2022.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Statements of Changes in Net Assets

	Rareview Dynamic Fixed Income ETF		Rareview Tax Advantaged Income ETF
	Six Months Ended March 31, 2022 (Unaudited)	For the period October 20, 2020(a) through September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	For the period October 20, 2020(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$1,447,015	$1,291,807	$318,710	$262,788
Net realized gains (losses) from investment transactions	(1,571,482)	1,308,157	(563,665)	495,726
Change in unrealized appreciation/ (depreciation) on investments	(5,310,105)	430,135	(2,910,385)	107,486
Change in net assets resulting from operations	(5,434,572)	3,030,099	(3,155,340)	866,000
Distributions to Shareholders From:
Earnings	(2,942,878)	(960,195)	(840,931)	(225,810)
Change in net assets from distributions	(2,942,878)	(960,195)	(840,931)	(225,810)
Capital Transactions:
Proceeds from shares issued	3,430,570	66,437,443	6,969,623	18,912,063
Cost of shares redeemed	(10,707,194)	(743,428)	(3,704,338)	—
Change in net assets from capital transactions	(7,276,624)	65,694,015	3,265,285	18,912,063
Change in net assets	(15,654,074)	67,763,919	(730,986)	19,552,253
Net Assets:
Beginning of period	67,763,919	—	19,552,253	—
End of period	$52,109,845	$67,763,919	$18,821,267	$19,552,253
Share Transactions:
Issued	125,000	2,325,000	250,000	700,000
Redeemed	(375,000)	(25,000)	(150,000)	—
Change in shares	(250,000)	2,300,000	100,000	700,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 20

Statements of Changes in Net Assets (continued)

	Rareview Inflation/ Deflation ETF	Rareview Systematic Equity ETF
	For the period January 5, 2022(a) through March 31, 2022 (Unaudited)	For the period January 20, 2022(a) through March 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$3,786	$(1,744)
Net realized gains (losses) from investment transactions	74,329	66,912
Change in unrealized appreciation/(depreciation) on investments	(160,512)	108,599
Change in net assets resulting from operations	(82,397)	173,767
Capital Transactions:
Proceeds from shares issued	8,130,381	11,140,968
Cost of shares redeemed	—	(628,220)
Change in net assets from capital transactions	8,130,381	10,512,748
Change in net assets	8,047,984	10,686,515
Net Assets:
Beginning of period	—	—
End of period	$8,047,984	$10,686,515
Share Transactions:
Issued	325,000	450,000
Redeemed	—	(25,000)
Change in shares	325,000	425,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 21

Financial Highlights

Rareview Dynamic Fixed Income ETF	Six Months Ended March 31, 2022 (Unaudited)	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$29.46	$25.00

Net Investment Income (Loss)	0.67 (b)	1.21
Net Realized and Unrealized Gains (Losses) from Investments	(3.32)	4.32
Total from Investment Activities	(2.65)	5.53

Distributions from Net Investment Income	(0.74)	(1.07)
Distributions from Net Realized Gains from Investments	(0.65)	—
Total Distributions	(1.39)	(1.07)

Net Asset Value, End of Period	$25.42	$29.46
Net Assets at End of Period (000’s)	$52,110	$67,764

Total Return at NAV(c)(d)	(9.43)%	22.35%
Total Return at Market(d)(e)	(9.60)%	22.63%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.50%	1.50%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.34%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	4.80%	5.11%
Portfolio Turnover(d)(j)	57%	74%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) Before fee reductions or recoupment of fees previously reimbursed by the Advisor. If such waivers/reimbursements or recoupment had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 22

Financial Highlights (continued)

Rareview Tax Advantaged Income ETF	Six Months Ended March 31, 2022 (Unaudited)	October 20, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$27.93	$25.00

Net Investment Income (Loss)	0.39 (b)	0.72
Net Realized and Unrealized Gains (Losses) from Investments	(3.83)	2.88
Total from Investment Activities	(3.44)	3.60

Distributions from Net Investment Income	(0.39)	(0.67)
Distributions from Net Realized Gains from Investments	(0.57)	—
Total Distributions	(0.96)	(0.67)

Net Asset Value, End of Period	$23.53	$27.93
Net Assets at End of Period (000’s)	$18,821	$19,552

Total Return at NAV(c)(d)	(12.76)%	14.49%
Total Return at Market(d)(e)	(12.95)%	14.81%

Ratio of Net Expenses to Average Net Assets(f)(g)	1.25%	1.25%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.46%	2.03%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	2.98%	2.94%
Portfolio Turnover(d)(j)	11%	78%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 23

Financial Highlights (continued)

Rareview Inflation/Deflation ETF	January 5, 2022(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.01
Net Realized and Unrealized Gains (Losses) from Investments	(0.25)
Total from Investment Activities	(0.24)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$24.76
Net Assets at End of Period (000’s)	$8,048

Total Return at NAV(c)(d)	(0.95)%
Total Return at Market(d)(e)	(0.88)%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.87%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	1.98%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	0.26%
Portfolio Turnover(d)(j)	108%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 24

Financial Highlights (continued)

Rareview Systematic Equity ETF	January 20, 2022(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gains (Losses) from Investments	0.15
Total from Investment Activities	0.14

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$25.14
Net Assets at End of Period (000’s)	$10,687

Total Return at NAV(c)(d)	0.58%
Total Return at Market(d)(e)	0.84%

Ratio of Net Expenses to Average Net Assets(f)(g)	0.97%
Ratio of Gross Expenses to Average Net Assets(f)(g)(h)	2.09%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)(i)	(0.12)%
Portfolio Turnover(d)(j)	3%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Cboe BZX) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) Excludes expenses of the investment companies in which the Fund invests.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies.

(j) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 25

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, Rareview Inflation/Deflation ETF, and Rareview Systematic Equity ETF (the “Funds”). The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Rareview Inflation/Deflation ETF commenced operations on January 5, 2022. Rareview Systematic Equity ETF commenced operations on January 20, 2022.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Shares of closed-end funds, unlike those of open-end investment companies, are not redeemable by the fund on a daily basis. A closed-end fund’s value increases or decreases due to various factors, including but not limited to general market conditions, the market’s confidence in the closed-end fund advisor’s ability to generate desired investment returns, and investor confidence in the closed-end fund’s underlying assets. A closed-end fund’s shares that are traded on an exchange may be bought or sold at a market price that is lower or higher than the per-share value of the closed-end fund’s underlying assets; when this occurs, the shares are considered to be traded at a discount or premium, respectively. Common stocks, closed-end funds and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy.

Exchange-traded futures contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy. Exchange traded option contracts are valued at the closing price or last sale price on the primary instrument for that option as recorded by an approved pricing service and are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 3 investments during the period ended March 31, 2022.

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Funds:

	Level 1	Level 2	Total Investments
Rareview Dynamic Fixed Income ETF
Closed End Funds	$34,259,735	$—	$34,259,735
Exchange-Traded Funds	15,187,717	—	15,187,717
Purchased Options on Futures	15,961,875	—	15,961,875
Total Investment Securities	$65,409,327	$—	$65,409,327
Other Financial Instruments(1)
Futures Contracts	(65,177)	—	(65,177)
Written Options	(15,916,875)	—	(15,916,875)
Total Investments	$49,427,275	$—	$49,427,275

Rareview Tax Advantaged Income ETF
Closed End Funds	$16,716,154	$—	$16,716,154
Exchange-Traded Fund	1,012,635	—	1,012,635
Purchased Options on Futures	5,882,944	—	5,882,944
Total Investment Securities	$23,611,733	$—	$23,611,733
Other Financial Instruments(1)
Written Options	(5,862,944)	—	(5,862,944)
Total Investments	$17,748,789	$—	$17,748,789

Rareview Inflation/Deflation ETF
Exchange-Traded Fund	$240,890	$—	$240,890
Purchased Options on Futures	2,368,932	17,098	2,386,030
Treasury Note	—	3,542,062	3,542,062
Total Investment Securities	$2,609,822	$3,559,160	$6,168,982
Other Financial Instruments(1)
Futures Contracts	653	—	653
Written Options	(2,363,038)	(2,050)	(2,365,088)
Total Investments	$247,437	$3,557,110	$3,804,547

Rareview Systematic Equity ETF
Exchange-Traded Funds	$7,711,636	$—	$7,711,636
Total Investment Securities	$7,711,636	$—	$7,711,636
Other Financial Instruments(1)
Futures Contracts	87,917	—	87,917
Total Investments	$7,799,553	$—	$7,799,553

(1) Other financial instruments include derivative instruments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. Rareview Dynamic Fixed Income ETF, Rareview Tax Advantaged Income ETF, and Rareview Inflation/Deflation ETF intend to distribute to their shareholders any net investment income, if any, at least monthly. Rareview Systematic Equity ETF intends to distribute to its shareholders any net investment income, if any, at least semi-annually. The Funds intend to distribute to their shareholders any net realized cap gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Semi-Annual Shareholder Report | 30

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments.  The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts:

The Funds may enter into futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities as variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The gross notional amount of futures contracts outstanding as of March 31, 2022, and the monthly average notional amount for these contracts for the period ended March 31, 2022 were as follows:

	Outstanding Notional Amount		Monthly Average Notional Amount
Futures Contracts:	Long	Short	Long	Short
Rareview Dynamic Fixed Income ETF	$—	$5,199,480	$1,428,281(a)	$30,162,563
Rareview Tax Advantaged Income ETF	—	—	1,142,625(a)	10,243,994(b)
Rareview Inflation/Deflation ETF	3,602,672	—	2,086,992(c)	2,485,242(d)
Rareview Systematic Equity ETF	4,660,508	4,142,858	2,966,297(c)	7,640,465(e)

(a) For the period when the Fund held long futures contracts from January 1, 2022 through

Semi-Annual Shareholder Report | 31

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

January 31, 2022.

(b) For the period when the Fund held short futures contracts from October 1, 2021 through February 28, 2022.

(c) For the period when the Fund held long futures contracts from January 1, 2022 through January 31, 2022 and March 1, 2022 through March 31, 2022.

(d) For the period when the Fund held short futures contracts from January 1, 2022 through February 28, 2022.

(e) For the period when the Fund held short futures contracts from February 1, 2022 through March 31, 2022.

Options Contracts:

Purchased Options Contracts – The Funds pay a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain/loss on the transaction. The Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts – The Funds receive a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. As of March 31, 2022, the Funds hold deposits at brokers for written options collateral, which is reported on the Statements of Assets and Liabilities.

The gross notional amount of purchased and written options outstanding as of March 31, 2022, and the monthly average notional amount for these contracts for the period ended March 31, 2022 were as follows:

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Purchased Options Contracts:
Rareview Dynamic Fixed Income ETF	$8,321,992	$2,149,090
Rareview Tax Advantaged Income ETF	2,486,488	662,881
Rareview Inflation/Deflation ETF	1,180,726	528,047(a)

Semi-Annual Shareholder Report | 32

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

	Outstanding Notional Amount (000)	Monthly Average Notional Amount (000)
Written Options Contracts:
Rareview Dynamic Fixed Income ETF	$8,329,898	$2,149,076
Rareview Tax Advantaged Income ETF	2,488,635	662,764
Rareview Inflation/Deflation ETF	1,263,853	783,787(b)

(a) For the period when the Fund held purchased options contracts from January 1, 2022 through March 31, 2022.

(b) For the period when the Fund held written options contracts from February 1, 2022 through March 31, 2022.

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2022:

	Assets		Liabilities
Fund	Investments, at value for Purchased Options	Unrealized Appreciation on Futures Contracts(1)	Written Options, at Fair Value	Unrealized Depreciation on Futures Contracts(1)
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$15,961,875	$—	$15,916,875	$65,177
Rareview Tax Advantaged Income ETF	5,882,944	—	5,862,944	—
Rareview Inflation/Deflation ETF	2,368,932	653	2,363,038	—
Equity Risk Exposure:
Rareview Inflation/Deflation ETF	17,098	—	2,050	—
Rareview Systematic Equity ETF	—	125,546	—	37,629

(1) For futures contracts, the amounts represent their cumulative appreciation/(depreciation) as reported on the Portfolios of Investments. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as variation margin on futures contracts.

Semi-Annual Shareholder Report | 33

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended March 31, 2022:

	Net Realized Gains (Losses) from
Fund	Futures Contracts	Purchased Options	Written Options
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$253,367	$180,811	$(188,171)
Rareview Tax Advantaged Income ETF	26,483	(15,672)	(23,754)
Rareview Inflation/Deflation ETF	70,569	71,257	(62,892)
Equity Risk Exposure:
Rareview Systematic Equity ETF	71,104	—	—

	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Futures Contracts	Purchased Options	Written Options
Interest Rate Risk Exposure:
Rareview Dynamic Fixed Income ETF	$(65,177)	$10,043,788	$(10,839,700)
Rareview Tax Advantaged Income ETF	—	3,683,843	(3,934,326)
Rareview Inflation/Deflation ETF	653	1,352,608	(1,450,790)
Equity Risk Exposure
Rareview Inflation/Deflation ETF	—	(1,352)	(4)
Rareview Systematic Equity ETF	87,917	—	—

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Rareview Capital, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of its average daily net assets, calculated daily and paid monthly.

Fund	Management Fee Rate
Rareview Dynamic Fixed Income ETF	0.97%
Rareview Tax Advantaged Income ETF	0.75%
Rareview Inflation/Deflation ETF	0.73%
Rareview Systematic Equity ETF	0.85%

Semi-Annual Shareholder Report | 34

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

GST Management LLC, (“GST”) serves as subadvisor for Rareview Systematic Equity ETF and is paid for its services directly by the Advisor, not the Fund. GST’s contractual fee is 0.40% of the Fund’s average daily net assets.

In addition, the Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse each Fund’s expenses (excluding front-end or contingent deferred loads, Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, taxes, leverage/borrowing interest, interest expense, dividends on securities sold short, brokerage or other transactional expenses and extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to a specific percentage of each Fund’s average daily net assets (the “Expense Cap”).

Fund	Expense Cap
Rareview Dynamic Fixed Income ETF	1.50%
Rareview Tax Advantaged Income ETF	1.25%
Rareview Inflation/Deflation ETF	0.87%
Rareview Systematic Equity ETF	0.97%

Each Expense Cap will remain in effect through at least January 31, 2023. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about each Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of each Fund’s prospectus.

The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the applicable Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

During the period ended March 31, 2022, the Adviser recouped $46,987of the previous fiscal year waivers from Rareview Dynamic Fixed Income ETF.

As of March 31, 2022, the Advisor may recoup amounts from the Funds as follows:

	Expires 9/30/2024	Expires 9/30/2025	Total
Rareview Dynamic Fixed Income ETF	$ 1,685	$—	$ 1,685
Rareview Tax Advantaged Income ETF	69,755	21,939	91,694
Rareview Inflation/Deflation ETF	—	16,441	16,441
Rareview Systematic Equity ETF	—	16,041	16,041

Semi-Annual Shareholder Report | 35

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of each Fund and is subject to a minimum monthly fee of $1,000 per Fund.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using each Fund’s net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended March 31, 2022, the Funds paid a total of $825 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$31,647,334	$34,118,940
Rareview Tax Advantaged Income ETF	2,110,567	3,392,597
Rareview Inflation/Deflation ETF	2,016,397	7,366,367
Rareview Systematic Equity ETF	849,909	161,830

Semi-Annual Shareholder Report | 36

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Purchases and sales of in-kind transactions for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Rareview Dynamic Fixed Income ETF	$2,865,411	$10,216,489
Rareview Tax Advantaged Income ETF	6,713,803	3,184,670
Rareview Inflation/Deflation ETF	5,599,818	—
Rareview Systematic Equity ETF	7,412,983	405,917

Purchases and sales of long-term U.S. government securities for the period ended March 31, 2022 were as follows:

	Purchases	Sales
Rareview Inflation/Deflation ETF	$3,596,042	$—

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem

Semi-Annual Shareholder Report | 37

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(7) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Semi-Annual Shareholder Report | 38

Approval of Management AgreementMarch 31, 2022 (Unaudited)

Consideration and Approval of Management Agreement between Collaborative Investment Series Trust and Rareview Capital, LLC with respect to the Rareview Inflation/Deflation ETF, Rareview Systematic Equity ETF

Nature, Extent and Quality of Service. The Trustees noted that Rareview was founded in 2016 and was registered with the SEC as an investment adviser with approximately $145 million in assets under management as of September 30, 2021. They further noted that Rareview provided advisory services to investment companies and separately managed accounts. The Trustees reviewed the background information on the key investment personnel who would be responsible for servicing the Funds including Mr. Azous, taking into account their education and financial industry experience. They discussed the adviser’s research process and acknowledged the process allowed the adviser to rebalance the Fund tactically and strategically. They commented that the adviser would utilize a sub-adviser’s signals for the execution of Rareview Systematic Equity ETF’s strategy but maintained oversight of the sub-adviser’s investment activities, monitored the Fund’s risk characteristics, and ensured that the Fund’s strategy remained in compliance with the Fund’s prospectus. They noted that the adviser retained ultimate authority but collaborated with the sub-adviser to select broker-dealers and discussed the adviser’s multi-factor process for broker-dealer selection. The Trustees expressed its satisfaction with Rareview’s overall experience, operations, and compliance culture.

Performance. The Trustees noted that although neither Fund was operational, the adviser managed both the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF. They further noted that both the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF returned 22.35% and 14.49% for the since inception period, respectively. The Trustees’ acknowledged that the adviser’s existing ETFs both ranked in the top 1% in both of their Morningstar categories. They reviewed hypothetical back-tested performance data provided by the adviser on behalf of Rareview Systematic Equity ETF. The Trustees commented that the hypothetical back-tested data indicated that the Fund would have returned 18.42% on an annual basis from its inception in April 1, 2003. They acknowledged the limitations of back-tested performance data, noting that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected Rareview’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees acknowledged the strong performance of the adviser’s existing funds and agreed that the adviser should be given an opportunity to advise each Fund.

Semi-Annual Shareholder Report | 39

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Fees and Expenses.

Rareview Inflation/Deflation ETF. The Trustees reviewed the proposed advisory fee of 0.73% and net expense ratio of 0.87%. The Trustees noted that the proposed advisory fee was lower than the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF’s advisory fees of 0.97% and 0.75%, respectively. The Trustees considered the peer group’s average advisory fee charged and noted that at 0.82% it was slightly higher than the Fund’s proposed advisory fee. They reviewed the Fund’s net expense ratio of 0.87% and acknowledged that it was lower than the average net expense ratio for the Fund’s peer group. The Trustees concluded that Rareview’s proposed advisory fees and the overall fees on behalf of the Rareview Inflation/Deflation ETF were not unreasonable.

Rareview Systematic Equity ETF. The Trustees acknowledged the proposed advisory fee of 0.85% and net expense ratio of 0.97%. They compared the Fund’s advisory fee and expense ratio to the Fund’s peer group and noted that both were lower than the peer group’s average advisory fee and net expense ratio of 1.12% and 0.98%, respectively. The Trustees reviewed the advisory fee’s charged by Rareview for managing its other ETFs and noted that the Fund’s advisory fee was higher than the Rareview Inflation/Deflation ETF but lower than the Rareview Dynamic Fixed Income ETF and Rareview Tax Advantaged Income ETF. The Board concluded that Rareview’s proposed advisory fees and the overall fees on behalf of the Rareview Systematic Equity ETF were not unreasonable.

Profitability. The Trustees reviewed profitability analysis for each Fund and noted that the adviser did not anticipate earning a profit for the Rareview Systematic Equity ETF during its first year of operation and anticipated earning a modest profit in connection with the Rareview Inflation/Deflation ETF. They further noted the adviser anticipated earning a profit in year two for both Funds. The Trustees acknowledged that the profitability estimates were based assumptions that may not materialize. The Trustees determined that the estimated profitability for Rareview with regard to each Fund was not unreasonable.

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Rareview’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as each Fund continues to grow.

Conclusion. Having requested and received such information from Rareview as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 40

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Consideration and Approval of Proposed Sub-Advisory Agreement between Rareview Capital, LLC and GST Management, LLC with respect to the Rareview Systematic Equity ETF

Nature, Extent and Quality of Service. The Trustees noted that GST was founded in 2017 to provide discretionary and non-discretionary investment advisory services to registered investment companies and separately managed accounts. They further noted that GST was in the process of registering with the SEC as an investment adviser and would be fully registered before the Fund became operational. They reviewed the background information of Mr. Jones and took into consideration his diverse education and financial industry experience. The Trustees noted that GST, as the sub-adviser, would provide the adviser non-discretionary signals that the adviser utilizes when determining whether to buy, sell, or hold a security. The Trustees, based upon their review, concluded that the sub-adviser would likely provide a high level of service to the Fund and its shareholders.

Performance. The Trustees reviewed sub-adviser’s hypothetical back-tested performance and noted that the sub-adviser’s strategy would have returned approximately 18.42% on an annual basis from the since inception period beginning April 1, 2003. They acknowledged the limitations of back-tested performance data and noted that (i) in generating the data, no market risk was involved because no actual trading was done; (ii) because the data was created with the benefit of hindsight, it may be difficult to account for all factors that would have affected the sub-adviser’s decision-making process; (iii) assumptions used to generate the data may not be indicative of current or future market conditions and (iv) due to the benefit of hindsight, back-tested performance tends to show favorable results. The Trustees agreed that the sub-adviser should be given an opportunity to sub-advise the Fund.

Fees and Expenses. The Trustees noted that sub-adviser would receive 40% of the Fund’s net management fee. They compared the proposed sub-advisory fee to the fees charged by the sub-adviser for managing other accounts and noted that Fund’s sub-advisory was lower than the fees typically charged by the sub-adviser. The Trustees agreed that the sub-advisory fee was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the sub-adviser in connection with the services provided to the Fund. They noted that the sub-adviser estimated that it would receive a profit in connection with its relationship with the Fund. The Trustees noted that the profits were reasonable in terms of actual dollars and as a percentage of revenue.

Economies of Scale. The Trustees considered whether the sub-adviser had realized economies of scale with respect to the sub-advisory services provided to the Fund. The Trustee agreed that this was primarily an adviser level issue

Semi-Annual Shareholder Report | 41

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the breakpoints in the sub-advisory fee.

Conclusion. Having requested and received such information from GST as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

Semi-Annual Shareholder Report | 42

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-888-783-8637, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ website at http://www.rareviewcapital.com shows the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-888-783-8637.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-888-783-8637 or referring to the SEC’s web site at http://www.sec.gov.

Sem-Annual Shareholder Report | 43

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 44

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 45

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Investment Advisor
Rareview Capital LLC
1980 Festival Plaza Drive, Suite 300
Las Vegas, NV 89135

Investment Subadvisor
Rareview Systematic Equity ETF
GST Management, LLC
9 East 96th Street, 9B
New York, NY 10128

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/22

Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878
1-866-904-0406

www.sarketf.com

Semi-Annual
Shareholder Report

Tuttle Capital Short Innovation ETF (SARK)

March 31, 2022

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in the Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2022 (Unaudited)

		Beginning Account Value At Inception	Ending Account Value 3/31/2022	Expenses Paid During Period	Annualized Expense Ratio
Tuttle Capital Short Innovation ETF	Actual(a)	$ 1,000.00	$ 1,542.30	$ 3.84(b)	0.75%
	Hypothetical	1,000.00	1,021.19	3.78(c)	0.75

(a) Information shown reflects values for the stub period of 147 days from November 5, 2021 (commencement of operations) to March 31, 2022 and has been calculated using expense ratios and rates of returns for the same period.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 5, 2021 (commencement of operations) to March 31, 2022, divided by the number of days in the fiscal year.

(c) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average hypothetical account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

Tuttle Capital Short Innovation ETF

Total Return Swap Agreements

Pay/ Receive	Financing Rate (%)	Description	Counterparty	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3.93	Ark Innovation ETF	Cowen	11/10/22	At Maturity	169,621,476	(15,564,525)	—	(15,564,525)
Pay	5.43	Ark Innovation ETF	Scotia	11/10/22	At Maturity	158,561,547	(7,862,766)	—	(7,862,766)
							(23,427,291)	—	(23,427,291)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Statement of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

Tuttle Capital Short Innovation ETF
Assets:
Cash	$223,384,780
Cash collateral from swap agreements	158,826,968
Receivable due from advisor	54,231
Prepaid expenses and other assets	17,757
Total Assets	382,283,736
Liabilities:
Payable for capital shares redeemed	4,626,770
Unrealized depreciation on swap agreements	23,427,291
Accrued expenses:
Advisory	184,892
Administration	25,123
Custodian	706
Fund accounting	9,650
Trustee	1,081
Other	6,075
Total Liabilities	28,281,588
Net Assets	$354,002,148
Net Assets consist of:
Paid in Capital	$325,953,417
Total Distributable Earnings/(Deficit)	28,048,731
Net Assets	$354,002,148

Net Assets:	$354,002,148
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):	7,650,000
Net Asset Value (offering and redemption price per share):	$46.27

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Statement of OperationsFor the Period Ended March 31, 2022 (Unaudited)

Tuttle Capital Short Innovation ETF(a)
Expenses:
Advisory	503,416
Administration	69,985
Compliance services	373
Custodian	941
Fund accounting	28,740
Legal and audit	26,891
Printing	4,965
Treasurer	500
Trustee	3,681
Other	5,915
Total Expenses before fee reductions	645,407
Expenses contractually waived and/or reimbursed by the Advisor	(54,231)
Total Net Expenses	591,176
Net Investment Income (Loss)	(591,176)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from swap transactions	52,067,198
Change in unrealized appreciation/(depreciation) on swap agreements	(23,427,291)
Net Realized and Unrealized Gains (Losses) from Investments:	28,639,907
Change in Net Assets Resulting From Operations	$28,048,731

(a) For the period from the commencement of operations on November 5, 2021 through March 31, 2022.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Statement of Changes in Net Assets

Tuttle Capital Short Innovation ETF
For the period November 5, 2021(a) through March 31, 2022 (Unaudited)
From Investment Activities:
Operations:
Net investment (loss)	$(591,176)
Net realized gains (losses) from investment transactions	52,067,198
Change in unrealized appreciation/(depreciation) on investments	(23,427,291)
Change in net assets resulting from operations	28,048,731
Capital Transactions:
Proceeds from shares issued	693,364,616
Cost of shares redeemed	(367,411,199)
Change in net assets from capital transactions	325,953,417
Change in net assets	354,002,148
Net Assets:
Beginning of period	—
End of period	$354,002,148
Share Transactions:
Issued	15,425,000
Redeemed	(7,775,000)
Change in shares	7,650,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Financial Highlights

Tuttle Capital Short Innovation ETF	November 5, 2021(a) through March 31, 2022 (Unaudited)
Net Asset Value, Beginning of Period	$30.00

Net Investment Income (Loss)(b)	(0.14)
Net Realized and Unrealized Gains (Losses) from Investments	16.41
Total from Investment Activities	16.27

Distributions from Net Investment Income	—
Distributions from Net Realized Gains from Investments	—
Total Distributions	—

Net Asset Value, End of Period	$46.27
Net Assets at End of Period (000’s)	$354,002

Total Return at NAV(c)(d)	54.23%
Total Return at Market(d)(e)	54.20%

Ratio of Net Expenses to Average Net Assets(f)	0.75%
Ratio of Gross Expenses to Average Net Assets(f)(g)	0.82%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.75)%
Portfolio Turnover(d)(h)	—%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratio would have been as indicated.

(h) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 8

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of Tuttle Capital Short Innovation ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund whose investment objective is to seek to provide a daily investment result that is inverse to the performance of the ARK Innovation ETF. The Fund’s prospectus provides a description of the Fund’s investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on November 5, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the Nasdaq Stock Exchange, Inc. (“NASDAQ”).  Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund.

Semi-Annual Shareholder Report | 9

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

Semi-Annual Shareholder Report | 10

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

The Fund did not hold any Level 3 investments during the period ended March 31, 2022.

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 2	Total Investments
Tuttle Capital Short Innovation ETF
Other Financial Instruments(1)
Swap Agreements	$(23,427,291)	$(23,427,291)
Total Investments	$(23,427,291)	$(23,427,291)

(1) Other financial instruments include derivative instruments, such as swap agreements, which are valued at fair value.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Semi-Annual Shareholder Report | 11

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Derivative Instruments:

All open derivative positions at period end are reflected on the Fund’s Portfolio of Investments.  The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Swap Agreements:

The Fund may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Semi-Annual Shareholder Report | 12

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Total Return Swaps:

The Fund may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses from swap transactions.” The Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The notional value of the swap agreements outstanding as of March 31, 2022, and the monthly average notional amount for the period ended March 31, 2022 were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Swap Agreements:
Tuttle Capital Short Innovation ETF	$328,183,023	$232,167,191(a)

(a) For the period when the Fund held swap agreements from November 5, 2021 through March 31, 2022.

Semi-Annual Shareholder Report | 13

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The Fund has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. master agreement, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (closeout netting) for outstanding payables and receivables for certain positions for each individual counterparty. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements and, for financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statement of Assets and Liabilities.

As of March 31, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swap agreements	$—	$23,427,291
Total derivative assets and liabilities in the Statement of Assets and Liabilities	—	23,427,291
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total assets and liabilities subject to a MNA	$—	$23,427,291

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral as of March 31, 2022:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Cowen	$15,564,525	$—	$—	$(15,564,525)	$—
Scotia	7,862,766	—	—	(7,862,766)	—
Total	$23,427,291	$—	$—	$(23,427,291)	$—

(1) The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report | 14

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of March 31, 2022:

	Assets	Liabilities
Fund	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Equity Swap Risk Exposure:
Tuttle Capital Short Innovation ETF	$—	$23,427,291

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, as of March 31, 2022:

	Net Realized Gains (Losses) from	Net Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Swap Agreements	Swap Agreements
Equity Swap Risk Exposure:
Tuttle Capital Short Innovation ETF	$52,067,198	$(23,427,291)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Fund’s investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor a management fee of 0.65% of its average daily net assets, calculated daily and paid monthly.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other

Semi-Annual Shareholder Report | 15

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

than the Advisor)) in order to ensure that net annual fund operating expenses will not exceed 0.75% of the Fund’s average daily net assets (“Expense Cap”). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least March 31, 2023. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days’ written notice to the Advisor. More information about the Fund’s fee waiver and Expense Cap agreement is available in the “Management of the Fund” section of the Fund’s prospectus.

As of March 31, 2022, the Advisor may recoup amounts from the Fund as follows:

	Expires 9/30/2025	Total
Tuttle Capital Short Innovation ETF	$54,231	$54,231

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Fund pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Fund with various management and legal administrative services. For these services, the Fund pays CFS an administrative fee that is computed daily and paid monthly, based on the aggregate daily net assets of the Fund and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Fund’s Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Fund for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Fund on a quarterly basis. During the period ended March 31, 2022, the Fund paid a total of $500 to the Treasurer.

Semi-Annual Shareholder Report | 16

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Fund for their services.

(4) Investment Transactions

There were no purchases and sales of investments for the period ended March 31, 2022.

There were no purchases and sales of in-kind transactions for the period ended March 31, 2022

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statement of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for the Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and

Semi-Annual Shareholder Report | 17

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and their investments and could result in increased premiums or discounts to the Fund’s NAV, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Swap Risk

Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

(7) Subsequent Events

The Board approved the reorganization of the Fund into a new series of Investment Managers Series Trust II at a meeting held on February 16, 2022. The reorganization is subject to the approval of the Fund’s shareholders. Fund shareholders will receive a combined prospectus/proxy statement with more information regarding the reorganization.

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Semi-Annual Shareholder Report | 18

Approval of Management AgreementMarch 31, 2022 (Unaudited)

Consideration and Approval of Proposed Management Agreement with Tuttle Capital Management, LLC with respect to the Tuttle Capital Short Innovation ETF*

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $250 million in assets under management as of June 30, 2021. The Board further noted that Tuttle currently served as the adviser or sub-adviser to ten funds. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Fund taking into account their education and financial industry experience. They also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. They noted that Tuttle was not the subject of any ongoing examinations or litigation. The Board expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance. The Board noted the performance of other ETFs that were managed by Tuttle. and acknowledged that the Fund’s proposed strategy was similar to the strategy employed by the Short De-SPAC ETF in that it would use a total return swap to achieve an inverse return. The Board further noted that the Short De-SPAC ETF had provided a one month return of 22.83% for the period ended July 31, 2021. The Board considered Tuttle’s ability to track the De-SPAC index and acknowledged that Tuttle had consistently provided an inverse return of the De-SPAC Index’s returns. After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the Short ARKK ETF.

Fees and Expenses. The Board reviewed the proposed advisory fee of 0.65% with estimated net expenses of 0.75%. The Board noted that the Fund’s proposed advisory fee was lower than the Fund’s peer group average management fee of 0.75% and net expense ratio of 0.94%. After a discussion, the Board concluded that the adviser’s fees and expenses on behalf of the Short ARKK ETF were not unreasonable.

Profitability. The Board reviewed the profit analysis provided by Tuttle, noting that because the Funds had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. The Board acknowledged that Tuttle’s assertion that implementing and managing an inverse strategy required a significant amount of daily oversight. They noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to the Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Semi-Annual Shareholder Report | 19

Approval of Management Agreement (continued)March 31, 2022 (Unaudited)

Economies of Scale. The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Fund. They noted that based on the Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Tuttle’s position on breakpoints and agreed to continue to monitor the Fund’s asset levels and revisit the matter as the Fund continues to grow.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Fund and its future shareholders.

*At a meeting on August 20, 2021, the Board approved the investment advisory agreement between the Trust and Tuttle Capital Management, LLC with respect to the Short ARKK ETF. At a meeting on November 5, 2021, the Board approved to change the name of the Fund from Short ARKK ETF to Tuttle Capital Short Innovation ETF. The Board’s discussions, as included above, represent the same underlying advisory agreement.

Semi-Annual Shareholder Report | 20

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Fund’s website at http://www.sarketf.com shows the previous day’s closing NAV and closing market price for the Fund’s ETF Shares. The website also discloses, in the Premium/Discount section, how frequently the Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-866-904-0406.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 21

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Semi-Annual Shareholder Report | 22

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 23

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 24

This Page Was Left Blank Intentionally

Semi-Annual Shareholder Report | 25

This Page Was Left Blank Intentionally

This report is provided for the general information of the Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

5/22

Investment Advisor
Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878
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Semi-Annual
Shareholder Report

The SPAC and New Issue ETF (SPCX)

The De-SPAC ETF (DSPC)

The Short De-SPAC ETF (SOGU)

March 31, 2022

Semi-Annual Shareholder Report | 1

Expense ExamplesMarch 31, 2022 (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2022.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors’ purchases or redemptions of Fund shares as described in each Fund’s prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semi-Annual Shareholder Report | 2

Expense Examples (continued)March 31, 2022 (Unaudited)

		Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period(1)	Annualized Expense Ratio
The SPAC and New Issue ETF	Actual	$1,000.00	$981.20	$4.69	0.95%
	Hypothetical	1,000.00	1,020.19	4.78	0.95
The De-SPAC ETF	Actual	1,000.00	620.60	3.03	0.75
	Hypothetical	1,000.00	1,021.19	3.78	0.75
The Short De-SPAC ETF	Actual	1,000.00	1,270.20	5.38	0.95
	Hypothetical	1,000.00	1,020.19	4.78	0.95

(a) Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (the number of days in the more recent fiscal half-year divided by the number of days in the fiscal year).

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Financials	85.2
Health Care	0.7
Private Investments	11.3
Private Investment in Public Equity	1.3
Private Investment in Warrants	0.2
Rights	0.1
Warrants	1.2
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 82.5%
Financials — 81.9%
211,607	Accelerate Acquisition Corp.(a)	2,065,284
73,740	Acropolis Infrastructure Acquisition Corp., Class A(a)	716,015
81,087	Adara Acquisition Corp.(a)	801,140
64,133	AEA-Bridges Impact Corp., Class A(a)	634,917
165,208	Apollo Strategic Growth Capital(a)	1,643,820
69,743	Ares Acquisition Corp.(a)	684,179
26,764	Athena Technology Acquisition Corp. II, Class A(a)	261,484
48,392	Atlas Crest Investment Corp. II(a)	475,209
40,000	Aurora Technology Acquisition Corp., Class A(a)	394,800
50,000	Austerlitz Acquisition Corp. II, Class A(a)	489,000
84,447	Avanti Acquisition Corp.(a)	832,647
36,562	Banyan Acquisition Corp.(a)	365,986
145,998	CC Neuberger Principal Holdings II(a)	1,448,300
38,252	Churchill Capital Corp. V(a)	376,017
48,427	Class Acceleration Corp.(a)	473,616
118,072	Cohn Robbins Holdings Corp.(a)	1,173,636
27,594	Crucible Acquisition Corp.(a)	270,697

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
75,000	Decarbonization Plus Acquisition Corp. IV, Class A(a)	745,500
93,250	E.Merge Technology Acquisition Corp., Class A(a)	923,175
49,187	Fintech Acquisition Corp. VI(a)	484,492
56,038	Fortistar Sustainable Solutions Corp., Class A(a)	548,612
83,278	Fortress Capital Acquisition Corp.(a)	822,787
14,650	FutureTech II Acquisition Corp.(a)	146,793
21,698	G Squared Ascend I, Inc.(a)(b)	213,725
73,027	G&P Acquisition Corp., Class A(a)	724,793
28,632	Global Consumer Acquisition Corp.(a)	286,034
63,537	GO Acquisition Corp.(a)	629,016
25,967	Gobi Acquisition Corp.(a)	252,399
22,912	Golden Arrow Merger Corp.(a)	223,850
86,828	Good Works II Acquisition Corp.(a)	855,256
60,018	Hudson Executive Investment Corp. II(a)	587,576
36,416	Hudson Executive Investment Corp. III(a)	355,784
30,939	Integrated Rail and Resources Acquisition Corp., Class A(a)	307,843
52,877	International Media Acquisition Corp., Class A(a)	524,011
56,249	Isleworth Healthcare Acquisition Corp.(a)	556,865
37,017	Kadem Sustainable Impact Corp.(a)	360,546
57,492	Kernel Group Holdings, Inc., Class A(a)	563,997
12,000	Keyarch Acquisition Corp.(a)	119,160
41,697	Lux Health Tech Acquisition Corp., Class A(a)	411,132
120,612	Metals Acquisition Corp., Class A(a)	1,201,296
6,374	Motive Capital Corp. II(a)	65,015
81,261	New Vista Acquisition Corp.(a)	795,545
71,170	Newbury Street Acquisition Corp.(a)	693,908
29,572	NewHold Investment Corp. II, Class A(a)	290,101
38,236	Nubia Brand International Corp.(a)	382,360
49,757	Oaktree Acquisition Corp. II, Class A(a)	495,082
23,409	Peridot Acquisition Corp. II(a)	228,940
50,000	Pioneer Merger Corp., Class A(a)	490,000
5,000	PowerUp Acquisition Corp.(a)	50,250
42,672	Primavera Capital Acquisition Corp.(a)	428,000
68,737	Property Solutions Acquisition Corp. II(a)	672,248

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
7,000	Redwoods Acquisition Corp.(a)	70,210
17,808	Relativity Acquisition Corp.(a)	179,327
63,387	RMG Acquisition Corp. III(a)	621,193
56,842	Schultze Special Purpose Acquisition Corp. II(a)	572,967
58,382	ScION Tech Growth II(a)	572,144
32,500	Screaming Eagle Acquisition Corp.(a)	325,000
40,632	Shelter Acquisition Corp. I(a)	403,882
57,354	SHUAA Partners Acquisition Corp. I(a)	574,687
54,791	Sierra Lake Acquisition Corp., Class A(a)	539,691
79,471	Silver Spike Acquisition Corp. II(a)(b)	778,021
57,800	Spree Acquisition Corp. 1, Ltd.(a)	575,110
18,617	Springwater Special Situations Corp.(a)	183,377
519	SVF Investment Corp., Class A(a)	5,086
74,626	Twelve Seas Investment Co. II(a)	729,096
41,644	VectoIQ Acquisition Corp. II(a)	409,777
36,302	VY Global Growth(a)	359,390
59,397	Worldwide Webb Acquisition Corp., Class A(a)	585,060
		37,026,856
Health Care — 0.6%
167,317	Talkspace, Inc.(a)	291,132
Total Common Stocks (Cost $41,012,080)		37,317,988

Private Investments — 10.9%
255,379	Adara Acquisition Corp. – Founder Shares(a)(c)(d)	2,018,516
250,000	Global Consumer Acquisition Corp. – Founder Shares(a)(c)(d)	2,016,000
N/A	Silver Spike Sponsor II, LLC(a)(c)(d)(e)	270,000
59,668	Springwater Special Situations Corp. – Founder Shares(a)(c)(d)	476,867
19,889	Springwater Special Situations Corp. – Private Placement Units(a)(c)(d)(f)	158,953
Total Private Investment (Cost $1,348,894)		4,940,336

Private Investment in Public Equity — 1.3%
200,000	Shapeways Holdings, Inc.(a)	572,000
Total Private Investment in Public Equity (Cost $2,000,000)		572,000

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
Private Investment in Warrants — 0.2%
425,000	Adara Acquisition Corp.(a)(c)(d)(g)	108,833
Total Private Investment in Warrants (Cost $—)		108,833

Rights — 0.1%
40,000	Aurora Technology Acquisition Corp., 01/01/2024(a)	5,640
69,024	Deep Medicine Acquisition Corp., 01/12/2029(a)	12,411
55,619	International Media Acquisition Corp.(a)	6,062
26,370	Northview Acquisition, 12/31/2022(a)	3,726
		27,839
Total Rights (Cost $–)		27,839

Warrants — 1.1%
76,649	Accelerate Acquisition Corp., 12/31/2027(a)	29,533
26,848	Acropolis Infrastructure Acquisition Corp., 03/31/2026	12,761
12,229	Allego NV, 03/14/2025	12,840
15,823	Alpha Tau Medical, Ltd., 07/03/2027	9,652
21,937	Apollo Strategic Growth, 10/29/2027(a)	30,054
12,485	Ares Acquisition Corp., Class A, 12/31/2027(a)	5,144
15,030	Athena Technology Acquisition Corp. II, 10/17/2028	3,009
15,112	Atlas Crest Investment Corp. II, 02/28/2026(a)	4,987
40,000	Aurora Technology Acquisition Corp., 07/02/2028	3,200
11,057	BigBear.ai Holdings, Inc., 12/31/2028(a)	9,730
16,672	CC Neuberger Principal Holdings II - CW25, 07/29/2025(a)	16,672
9,580	Churchill Capital Corp. V, 10/29/2027(a)	5,844
22,976	Class Acceleration Corp., Class A, 03/31/2028(a)	4,253
9,197	Crucible Acquisition Corp., 12/26/2025(a)	2,852
37,500	Decarbonization Plus Acquisition Corp. IV, 12/31/2028(a)	21,750

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
21,244	Endurance Acquisition Corp., 02/27/2023	5,311
47,224	Fathom Digital Manufacturing C, 12/31/2027(a)	35,890
14,162	Fortress Capital Acquisition Corp., 12/31/2027(a)	5,675
12,122	G Squared Ascend I, Inc., Class A, 12/31/2027(a)	4,849
42,500	Gesher I Acquisition Corp., 04/16/2028	14,233
26,860	Global Consumer Acquisition Corp., Class C, 12/31/2027(a)	6,661
9,186	Golden Arrow Merger Corp., 07/31/2026(a)	1,840
15,697	Hudson Executive Investment Corp. II, 01/31/2027(a)	5,869
7,316	Hudson Executive Investment Corp. III, 12/31/2028(a)	2,891
17,560	Hyzon Motors, Inc., Class C, 10/02/2025(a)	29,852
16,897	Integrated Rail And Resources Acquisition Corp., 05/21/2023	5,541
58,139	Kadem Sustainable Impact Corp., 03/16/2026(a)	10,023
25,733	Kernel Group Holdings, Inc., Class A, 01/31/2027(a)	6,433
33,750	LIV Capital Acquisition Corp. II, 02/16/2027	6,416
40,204	Metals Acquisition Corp., 07/12/2023(a)	36,184
14,332	Moringa Acquisition Corp., 02/10/2026(a)	2,866
16,975	New Vista Acquisition Corp., 12/31/2027(a)	6,588
32,272	Newbury Street Acquisition C, 12/31/2027(a)	8,604
16,151	Newhold Investment Corp. II, 10/21/2023	4,332
13,185	NorthView Acquisition Corp., 02/08/2027	2,255
7,217	Oaktree Acquisition Corp. II, 09/15/2027(a)	4,691
15,372	P3 Health Partners, Inc., 11/19/2026(a)	24,595
4,452	Peridot Acquisition Corp. II, Class A, 04/30/2028(a)	1,692

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

Shares		Fair Value ($)
18,182	Property Solutions Acquisition Corp., 03/01/2026(a)	5,000
23,887	ScION Tech Growth II, 01/28/2026(a)	7,166
30,767	Sierra Lake Acquisition Corp., 03/31/2028	7,513
23,172	Silver Spike Acquisition Corp. II, 02/26/2026(a)	7,183
908	Solid Power, Inc., 12/08/2026(a)	2,161
13,292	Sonder Holdings, Inc., 01/31/2028	9,437
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028	5,780
70,160	Springwater Special Situations Corp., 04/12/2026(a)	28,050
10,548	SVF Investment Corp. - CW27, 12/31/2027(a)	5,907
13,333	Target Global Acquisition I Corp., 12/31/2027	3,600
22,262	Twelve Seas Investment Co. II, 03/02/2028(a)	5,566
8,338	VectoIQ Acquisition Corp. II, 12/31/2027(a)	3,800
29,698	Worldwide Webb Acquisition Corp., 03/27/2023	11,329
		508,064
Total Warrants (Cost $180,376)		508,064

Total Investments — 96.1% (Cost $44,541,350)		43,475,060
Other Assets in Excess of Liabilities — 3.9%		1,741,492
Net Assets — 100.0%		45,216,552

(a) Non-income producing security.

(b) This security or a partial position of this security was on loan as of March 31, 2022. The total value of securities on loan as of March 31, 2022 was $681,575.

(c) Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of March 31, 2022. The total of all such securities represent 11.17% of the net assets of the Fund.

(d) Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at March 31, 2022 was $5,049,169 which represented 11.17% of the total investments of the Fund.

(e) This position represents a private placement investment in a SPAC sponsor. The return on this investment is subject to a waterfall upon the consummation of a deal and may be paid in cash and/or SPAC shares and/or warrants.

(f) Each unit represents one share and ½ warrant.

(g) Warrant expires five years after initial business combination.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The SPAC and New Issue ETF

The illiquid restricted securities held as of March 31, 2022 are identified below.

Security	Acquisition Date(a)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Adara Acquisition Corp. — Founder Shares	01/14/2021	—	255,379	2,018,516	4.5
Global Consumer Acquisition Corp. — Founder Shares	06/01/2021	500,000	250,000	2,016,000	4.5
Silver Spike Sponsor II, LLC(e)	02/12/2021	225,000	N/A	270,000	0.6
Springwater Special Situations Corp. — Founder Shares	08/12/2021	—	59,668	476,867	1.1
Adara Acquisition Corp.(g)	01/14/2021	425,000	425,000	108,833	0.2
Springwater Special Situations Corp. — Private Placement Units	08/12/2021	200,000	19,889	158,953	0.3

(a) Acquisition date represents the initial purchase date of the security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

The De-SPAC ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	3.5
Consumer Discretionary	15.6
Financials	3.8
Health Care	8.3
Industrials	32.3
Information Technology	31.8
Real Estate	4.7
Total	100.0

Portfolio holdings and allocations are subject to change. As of March 31, 2022, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Fair Value ($)
Common Stocks — 99.8%
Communication Services — 3.5%
13,234	Genius Sports, Ltd. (a)	60,877
Consumer Discretionary — 15.6%
18,966	Grab Holdings, Ltd.(a)	66,381
2,599	Lucid Group, Inc.(a)	66,015
12,751	Sonder Holdings, Inc.(a)	60,567
7,099	Super Group SGHC, Ltd.(a)	76,030
		268,993
Financials — 3.8%
6,965	SoFi Technologies, Inc. (a)	65,819
Health Care — 8.3%
10,060	Cano Health, Inc. (a)	63,881
19,526	Ginkgo Bioworks Holdings, Inc. (a)	78,690
		142,571
Industrials — 32.2%
6,806	Alight, Inc., Class A(a)	67,719
16,271	Astra Space, Inc.(a)	62,806
15,001	Aurora Innovation, Inc.(a)	83,855
10,430	Hyzon Motors, Inc.(a)	66,648
7,734	Microvast Holdings, Inc.(a)	51,818
8,411	Proterra, Inc.(a)	63,251

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The De-SPAC ETF

Shares		Fair Value ($)
7,280	Stem, Inc.(a)	80,153
10,789	Virgin Orbit Holdings, Inc.(a)	78,760
		555,010
Information Technology — 31.7%
7,984	Core Scientific, Inc.(a)	65,708
14,815	Embark Technology, Inc.(a)	87,260
4,830	IonQ, Inc.(a)	61,631
12,671	ironSource, Ltd., Class A(a)	60,821
8,496	Matterport, Inc.(a)	68,988
7,606	Mirion Technologies, Inc.(a)	61,380
7,556	Navitas Semiconductor Corp.(a)	77,676
14,214	Payoneer Global, Inc.(a)	63,394
		546,858
Real Estate — 4.7%
11,770	WeWork, Inc., Class A(a)	80,271
Total Common Stocks (Cost $1,910,018)		1,720,399

Total Investments — 99.8% (Cost $1,910,018)		1,720,399
Other Assets in Excess of Liabilities — 0.2%		2,906

Net Assets — 100.0%		1,723,305

(a) Non-income producing security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Portfolio of InvestmentsMarch 31, 2022 (Unaudited)

The Short De-SPAC ETF

Total Return Swap Agreements

Pay/ Receive	Financing Rate (%)	Description	Counter- party	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	1.43	Alight, Inc., Class A	Cowen	5/20/22	At Maturity	868,772	(49,296)	—	(49,296)
Pay	5.93	Astra Space, Inc., Class A	Cowen	5/20/22	At Maturity	756,530	(96,141)	—	(96,141)
Pay	3.43	Aurora Innovation, Inc., Class A	Cowen	5/20/22	At Maturity	922,066	(215,449)	—	(215,449)
Pay	1.43	Cano Health, Inc., Class A	Cowen	5/20/22	At Maturity	747,494	(118,475)	—	(118,475)
Pay	5.43	Core Scientific, Inc.	Cowen	5/20/22	At Maturity	796,335	(104,824)	—	(104,824)
Pay	7.93	Embark Technology, Inc.	Cowen	5/20/22	At Maturity	908,561	(276,806)	—	(276,806)
Pay	1.43	Genius Sports, Ltd.	Cowen	5/20/22	At Maturity	848,798	23,417	—	23,417
Pay	37.93	Ginkgo Bioworks Holdings, Inc. Class A	Cowen	5/20/22	At Maturity	844,444	(230,523)	—	(230,523)
Pay	2.43	Grab Holdings, Ltd., Class A	Cowen	5/20/22	At Maturity	817,644	(82,695)	—	(82,695)
Pay	9.93	Hyzon Motors, Inc., Class A	Cowen	5/20/22	At Maturity	804,738	(100,395)	—	(100,395)
Pay	38.93	IonQ, Inc.	Cowen	5/20/22	At Maturity	823,283	(29,266)	—	(29,266)
Pay	1.93	ironSource, Ltd., Class A	Cowen	5/20/22	At Maturity	835,697	11,033	—	11,033
Pay	8.43	Lucid Group, Inc.	Cowen	5/20/22	At Maturity	829,214	(69,755)	—	(69,755)
Pay	2.93	Matterport, Inc., Class A	Cowen	5/20/22	At Maturity	815,440	(120,378)	—	(120,378)
Pay	29.93	Microvast Holdings, Inc.	Cowen	5/20/22	At Maturity	723,237	10,076	—	10,076
Pay	2.43	Mirion Technologies, Inc., Class A	Cowen	5/20/22	At Maturity	860,011	27,283	—	27,283
Pay	6.43	Navitas Semiconductor Corp.	Cowen	5/20/22	At Maturity	874,046	(180,501)	—	(180,501)
Pay	1.93	Payoneer Global, Inc.	Cowen	5/20/22	At Maturity	810,994	(48,597)	—	(48,597)
Pay	1.93	Proterra, Inc.	Cowen	5/20/22	At Maturity	830,504	(27,284)	—	(27,284)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Portfolio of Investments (continued)March 31, 2022 (Unaudited)

The Short De-SPAC ETF

Pay/ Receive	Financing Rate (%)	Description	Counter- party	Expiration Date	Payment Frequency	Notional Amount ($)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	1.93	SoFi Technologies, Inc.	Cowen	5/20/22	At Maturity	860,597	(31,844)	—	(31,844)
Pay	29.93	Sonder Holdings, Inc., Class A	Cowen	5/20/22	At Maturity	807,842	(21,739)	—	(21,739)
Pay	1.43	Stem, Inc.	Cowen	5/20/22	At Maturity	865,772	(220,673)	—	(220,673)
Pay	6.68	Super Group SGHC, Ltd.	Cowen	5/20/22	At Maturity	815,851	(216,499)	—	(216,499)
Pay	29.93	Virgin Orbit Holdings, Inc.	Cowen	5/20/22	At Maturity	851,430	(224,765)	—	(224,765)
Pay	2.93	WeWork, Inc.	Cowen	5/20/22	At Maturity	878,953	(209,593)	—	(209,593)
							(2,603,689)	—	(2,603,689)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Statements of Assets and LiabilitiesMarch 31, 2022 (Unaudited)

	The SPAC and New Issue ETF		The De-SPAC ETF	The Short De-SPAC ETF
Assets:
Investments, at value (Cost $44,541,350, $1,910,018 and $—)	$43,475,060	(a)	$1,720,399	$—
Cash	2,288,497		10,725	12,434,255
Cash collateral from securities loaned	696,950		—	—
Cash collateral from swap agreements	—		—	13,590,000
Receivable due from advisor	—		11,677	—
Receivable for capital shares issued	40,127		1,177	—
Receivable for securities lending income	4,778		—	—
Unrealized appreciation on swap agreements	—		—	71,809
Prepaid expenses and other assets	5,731		457	2,200
Total Assets	46,511,143		1,744,435	26,098,264
Liabilities:
Payable for investments purchased	559,985		—	—
Unrealized depreciation on swap agreements	—		—	2,675,498
Upon return of securities loaned	696,950		—	—
Accrued expenses:
Advisory	13,657		—	7,828
Administration	4,725		1,000	2,691
Custodian	6,502		2,500	200
Fund accounting	3,007		2,352	2,207
Legal and audit	6,725		9,233	8,175
Printing	500		5,141	5,107
Trustee	2,419		793	720
Other	121		111	302
Total Liabilities	1,294,591		21,130	2,702,728
Net Assets	$45,216,552		$1,723,305	$23,395,536
Net Assets consist of:
Paid in Capital	$49,494,887		$3,063,579	$16,587,130
Total Distributable Earnings/(Deficit)	(4,278,335)		(1,340,274)	6,808,406
Net Assets	$45,216,552		$1,723,305	$23,395,536

Net Assets:	$45,216,552		$1,723,305	$23,395,536
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	1,625,000		125,000	650,000
Net Asset Value (offering and redemption price per share):	$27.83		$13.79	$35.99

(a) Includes securities on loan of $681,575.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of OperationsFor the Period Ended March 31, 2022 (Unaudited)

	The SPAC and New Issue ETF	The De-SPAC ETF	The Short De-SPAC ETF
Investment Income:
Interest income	$93	$—	$—
Securities lending income	32,011	5,787	—
Total Investment Income	32,104	5,787	—
Expenses:
Advisory	265,811	6,653	107,534
Administration	38,431	6,500	14,338
Compliance services	373	373	373
Custodian	13,432	4,116	653
Exchange listing fee	2,800	2,800	2,800
Fund accounting	19,670	12,329	14,097
Legal and audit	14,245	9,163	14,373
Printing	8,548	3,517	3,506
Treasurer	225	150	225
Trustee	4,418	1,593	1,520
Other	9,200	5,270	6,071
Total Expenses before fee reductions	377,153	52,464	165,490
Expenses contractually waived and/or reimbursed by the Advisor	(73,958)	(45,821)	(51,901)
Total Net Expenses	303,195	6,643	113,589
Net Investment Income (Loss)	(271,091)	(856)	(113,589)
Realized and Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment transactions	(889,950)	(1,124,679)	—
Net realized gains (losses) from in-kind transactions	(1,636,301)	139,712	—
Net realized gains (losses) from swap transactions	—	—	9,425,336
Change in unrealized appreciation/(depreciation) on investments	1,525,292	(74,225)	—
Change in unrealized appreciation/(depreciation) on swap agreements	—	—	(3,446,191)
Net Realized and Unrealized Gains (Losses) from Investments:	(1,000,959)	(1,059,192)	5,979,145
Change in Net Assets Resulting From Operations	$(1,272,050)	$(1,060,048)	$5,865,556

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Statements of Changes in Net Assets

	The SPAC and New Issue ETF		The De-SPAC ETF
	Six Months Ended March 31, 2022 (Unaudited)	For the period December 15, 2020(a) through September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	For the period May 18, 2021(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(271,091)	$(777,532)	$(856)	$1,932
Net realized gains (losses) from investment transactions	(2,526,251)	28,892	(984,967)	(67,436)
Change in unrealized appreciation/(depreciation) on investments	1,525,292	(2,591,582)	(74,225)	(115,394)
Change in net assets resulting from operations	(1,272,050)	(3,340,222)	(1,060,048)	(180,898)
Distributions to Shareholders From:
Earnings	(813,499)	—	(3,048)	(2,710)
Change in net assets from distributions	(813,499)	—	(3,048)	(2,710)
Capital Transactions:
Proceeds from shares issued	757,740	235,054,636	4,442,114	4,267,772
Cost of shares redeemed	(38,899,399)	(146,270,654)	(3,884,225)	(1,855,652)
Change in net assets from capital transactions	(38,141,659)	88,783,982	557,889	2,412,120
Change in net assets	(40,227,208)	85,443,760	(505,207)	2,228,512
Net Assets:
Beginning of period	85,443,760	—	2,228,512	—
End of period	$45,216,552	$85,443,760	$1,723,305	$2,228,512

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Statements of Changes in Net Assets (continued)

	The SPAC and New Issue ETF		The De-SPAC ETF
	Six Months Ended March 31, 2022 (Unaudited)	For the period December 15, 2020(a) through September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	For the period May 18, 2021(a) through September 30, 2021
Share Transactions:
Issued	25,000	7,950,000	250,000	175,000
Redeemed	(1,375,000)	(4,975,000)	(225,000)	(75,000)
Change in shares	(1,350,000)	2,975,000	25,000	100,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Statements of Changes in Net Assets (continued)

	The Short De-SPAC ETF
	Six Months Ended March 31, 2022 (Unaudited)	For the period May 17, 2021(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(113,589)	$(56,457)
Net realized gains (losses) from investment transactions	9,425,336	156,805
Change in unrealized appreciation/(depreciation) on investments	(3,446,191)	842,502
Change in net assets resulting from operations	5,865,556	942,850
Capital Transactions:
Proceeds from shares issued	22,391,426	29,854,425
Cost of shares redeemed	(24,696,466)	(10,962,255)
Change in net assets from capital transactions	(2,305,040)	18,892,170
Change in net assets	3,560,516	19,835,020
Net Assets:
Beginning of period	19,835,020	—
End of period	$23,395,536	$19,835,020
Share Transactions:
Issued	675,000	1,150,000
Redeemed	(725,000)	(450,000)
Change in shares	(50,000)	700,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Financial Highlights

The SPAC and New Issue ETF	Six Months Ended March 31, 2022 (Unaudited)		December 15, 2020(a) through September 30, 2021
Net Asset Value, Beginning of Period	$28.72		$25.00

Net Investment Income (Loss)	(0.12	)(b)	(0.26)
Net Realized and Unrealized Gains (Losses) from Investments	(0.41)		3.98	(c)
Total from Investment Activities	(0.53)		3.72

Distributions from Net Investment Income	(0.36)		—
Distributions from Net Realized Gains from Investments	—		—
Total Distributions	(0.36)		—

Net Asset Value, End of Period	$27.83		$28.72
Net Assets at End of Period (000’s)	$45,217		$85,444

Total Return at NAV(d)(e)	(1.88)%		14.88%
Total Return at Market(e)(f)	(2.04)%		14.96%

Ratio of Net Expenses to Average Net Assets(g)	0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(g)(h)	1.18%		1.13%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)	(0.85)%		(0.90)%
Portfolio Turnover(e)(i)	30%		124%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Realized and unrealized gains per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not accord with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(g) Annualized for periods less than one year.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 20

Financial Highlights (continued)

The De-SPAC ETF	Six Months Ended March 31, 2022 (Unaudited)		May 18, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$22.29		$25.00

Net Investment Income (Loss)	(0.01	)(b)	0.01
Net Realized and Unrealized Gains (Losses) from Investments	(8.43)		(2.70)
Total from Investment Activities	(8.44)		(2.69)

Distributions from Net Investment Income	(0.06)		(0.02)
Distributions from Net Realized Gains from Investments	—		—
Total Distributions	(0.06)		(0.02)

Net Asset Value, End of Period	$13.79		$22.29
Net Assets at End of Period (000’s)	$1,723		$2,229

Total Return at NAV(c)(d)	(37.94)%		(10.79)%
Total Return at Market(d)(e)	(38.00)%		(10.69)%

Ratio of Net Expenses to Average Net Assets(f)	0.75%		0.75%
Ratio of Gross Expenses to Average Net Assets(f)(g)	5.92%		5.93%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.10)%		0.19%
Portfolio Turnover(d)(h)	85%		44%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq Inc.) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 21

Financial Highlights (continued)

The Short De-SPAC ETF	Six Months Ended March 31, 2022 (Unaudited)		May 17, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$28.34		$30.00

Net Investment Income (Loss)	(0.16	)(b)	(0.08)
Net Realized and Unrealized Gains (Losses) from Investments	7.81		(1.58)
Total from Investment Activities	7.65		(1.66)

Distributions from Net Investment Income	—		—
Distributions from Net Realized Gains from Investments	—		—
Total Distributions	—		—

Net Asset Value, End of Period	$35.99		$28.34
Net Assets at End of Period (000’s)	$23,396		$19,835

Total Return at NAV(c)(d)	27.02%		(5.55)%
Total Return at Market(d)(e)	26.44%		(5.57)%

Ratio of Net Expenses to Average Net Assets(f)	0.95%		0.95%
Ratio of Gross Expenses to Average Net Assets(f)(g)	1.39%		1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.95)%		(0.95)%
Portfolio Turnover(d)(h)	—%		—%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., Nasdaq Inc.) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

Semi-Annual Shareholder Report | 22

Notes to Financial StatementsMarch 31, 2022 (Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of The SPAC and New Issue ETF, The De-SPAC ETF, and The Short De-SPAC ETF (the “Funds”). The SPAC and New Issue ETF is a diversified exchange-traded fund whose investment objective is to seek to provide total return. The De-SPAC ETF is an exchange-traded fund whose investment objective is to provide results that correspond to the performance of the De-SPAC Index (the “Index”). The Short De-SPAC ETF is an exchange-traded fund whose investment objective is to provide inverse results of the Index. The Funds’ prospectus provides a description of the Funds’ investment objectives, policies, and strategies. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Funds are listed and traded on the Nasdaq Stock Exchange (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds value their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Swaps are priced daily based on the underlying index and are typically categorized as Level 2 in the fair value hierarchy.

Common stocks, closed-end funds, and exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of March 31, 2022, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for each Fund:

	Level 1	Level 2	Level 3	Total Investments
The SPAC and New Issue ETF
Common Stocks(1)	$37,317,988	$—	$—	$37,317,988
Private Investments	—	—	4,940,336	4,940,336
Private Investment in Public Equity	—	572,000	—	572,000
Private Investment in Warrants	—	—	108,833	108,833
Rights	27,839	—	—	27,839
Warrants	508,064	—	—	508,064
Total Investments	$37,853,891	$572,000	$5,049,169	$43,475,060
The De-SPAC ETF
Common Stocks(1)	$1,720,399	$—	$—	$1,720,399
Total Investments	$1,720,399	$—	$—	$1,720,399
The Short De-SPAC ETF
Other Financial Instruments(2)
Swap Agreements	$—	$(2,603,689)	$—	$(2,603,689)
Total Investments	$—	$(2,603,689)	$—	$(2,603,689)

(1) Please see the Portfolio of Investments for industry classifications.

(2) Other financial instruments include derivative instruments, such as swap agreements, which are valued at fair value.

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

The SPAC and New Issue ETF
Balance as of September 30, 2021	$6,663,125
Purchases During the Period	—
Change in Unrealized Appreciation/(Depreciation)	(1,040,852)
Sales During the Period	(1,104)
Realized Gains (Losses)	—
Transfers In/(Out) of Level 3	(572,000)
Balance as of March 31, 2022	$5,049,169

The total change in unrealized appreciation/(depreciation) attributable to Level 3 investments shown above is included in the Statements of Operations for the period ended March 31, 2022.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were transfers from Level 3 to Level 2 in The SPAC and New Issue ETF as of March 31, 2022 related to a security that had previously had a trading restriction.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Fair Value Committee in accordance with procedures adopted by the Board for Level 3 Fair Value Measurements for investments held at March 31, 2022.

Type of Assets	Fair Value at March 31, 2022	Valuation Techniques	Unobservable Input(s)	Discount
SPAC Founder Shares, Private Placement Units and Warrant	$5,049,169	Market Approach	Discount for Lack of Marketability	20%

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes,

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Funds intend to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. Securities Lending

For the purpose of achieving income, the Funds may lend portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Funds may at any time call the loan and obtain the return of securities loaned, (3) the Funds will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Cash collateral received in connection with securities lending is held on behalf of the Funds in a demand deposit cash account at Citibank, N.A. (the “Securities Lending Agent”). Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the Securities Lending Agent a portion of the gross revenues received from securities lending activities. Such fees are netted against “Securities lending income” on the Statements of Operations. The SPAC and New Issue ETF has securities on loan of $681,575, accounted for as secured borrowings with cash collateral of overnight and continuous maturities in the amount of $696,950 as of March 31, 2022.

G. Derivative Instruments:

All open derivative positions at period end are reflected on each Fund’s Portfolio of Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Swap Agreements

The SPAC and New Issue ETF and The Short De-SPAC ETF may enter into swap agreements (“swaps”) in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had been invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

Total Return Swaps

The SPAC and New Issue ETF and The Short De-SPAC ETF may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swaps would

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. Each Fund will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and, when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses from swap transactions.” Each Fund may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. Each Fund will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The notional value of the swap agreements outstanding as of March 31, 2022, and the monthly average notional amount for the period ended March 31, 2022 were as follows:

	Outstanding Notional Amount	Monthly Average Notional Amount
Swap Agreements:
The Short De-SPAC ETF	$20,798,253	$25,569,711

The Short De-SPAC ETF has entered into master netting arrangements, established within the International Swap Dealers Association, Inc. master agreement, which allows the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (closeout netting) for outstanding payables and receivables for certain positions for each individual counterparty. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements and, for financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Statements of Assets and Liabilities.

As of March 31, 2022, the Fund’s derivative assets and liabilities by type were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Swap agreements	$71,809	$2,675,498
Total derivative assets and liabilities in the Statement of Assets and Liabilities	71,809	2,675,498
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	—	—
Total assets and liabilities subject to a MNA	$71,809	$2,675,498

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under MNA and net of the related collateral as of March 31, 2022:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount of Derivative Assets
Cowen	$71,809	$(71,809)	$—	$—	$—
Total	$71,809	$(71,809)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged(1)	Cash Collateral Pledged(1)	Net Amount of Derivative Liabilities
Cowen	$2,675,498	$(71,809)	$—	$(2,603,689)	$—
Total	$2,675,498	$(71,809)	$—	$(2,603,689)	$—

(1) The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report | 30

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

Summary of Derivative Instruments:

The following is a summary of the fair value of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of March 31, 2022:

	Assets	Liabilities
Fund	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
Equity Swap Risk Exposure
The Short De-SPAC ETF	$71,809	$2,675,498

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, as of March 31, 2022:

Fund	Net Realized Gains (Losses) from Swap Agreements	Net Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized as a Result from Operations Swap Agreements
Equity Swap Risk Exposure
The Short De-SPAC ETF	$9,425,336	$(3,446,191)

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Funds’ investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of each Fund’s average daily net assets, which is calculated daily and paid monthly.

Fund	Management Fee Rate
The SPAC and New Issue ETF	0.83%
The De-SPAC ETF	0.75%
The Short De-SPAC ETF	0.90%

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles

Semi-Annual Shareholder Report | 31

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to ensure that net annual fund operating expenses will not exceed a specific percentage of each Fund’s average daily net assets (“Expense Cap”). For The SPAC and New Issue ETF, the term “Operating Expenses” with respect to the Fund, is defined to include all expenses necessary or appropriate for the operation of the Fund and including the Advisor’s investment advisory or management fee detailed in the Investment Advisory Agreement, but does not include any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation.

The Expense Cap for The SPAC and New Issue ETF and The Short De-SPAC ETF is 0.95%. The Expense Cap for The De-SPAC ETF is 0.75%. These fee waivers and expense reimbursements are subject to possible recoupment from each Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Funds until at least January 31, 2023. The Expense Cap may be terminated earlier only upon approval by the Board or the Advisor, on 60 days’ written notice to the Advisor. More information about the Funds’ fee waiver and Expense Cap agreement is available in the “Management of the Funds” section of the Funds’ prospectus.

As of March 31, 2022, the Advisor may recoup amounts from the Funds as follows:

	Expires 9/30/2024	Expires 9/30/2025	Total
The SPAC and New Issue ETF	$154,955	$73,958	$228,913
The De-SPAC ETF	53,929	45,821	99,750
The Short De-SPAC ETF	55,894	51,901	107,795

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. (“Citi”) serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the custodian and transfer agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”) provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.12% of the Funds’ average daily net assets, calculated daily and paid monthly, and is subject to a minimum monthly fee of $1,000 per Fund.

Semi-Annual Shareholder Report | 32

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC is the principal underwriter and distributor for the Funds’ Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Compliance Services

Beacon Compliance Consulting provides compliance services to the Trust and receives a monthly fee paid by the Funds for these services.

E. Treasurer Fees

The Treasurer of the Trust receives a fee that is calculated monthly using the net assets at month-end and is paid by the Funds on a quarterly basis. During the period ended March 31, 2022, the Funds paid a total of $600 to the Treasurer.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies, except for the Treasurer, receive no compensation from the Funds for their services.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2022 were as follows:

Fund	Purchases	Sales
The SPAC and New Issue ETF	$18,577,994	$25,194,755
The De-SPAC ETF	1,754,477	3,234,452
The Short De-SPAC ETF	—	—

Purchases and sales of in-kind transactions for the period ended March 31, 2022 were as follows:

Fund	Purchases	Sales
The SPAC and New Issue ETF	$250,992	$31,254,275
The De-SPAC ETF	4,461,052	2,429,915
The Short De-SPAC ETF	—	—

There were no purchases or sales of U.S. government securities during the period ended March 31, 2022.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

Semi-Annual Shareholder Report | 33

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable on the Statements of Assets and Liabilities.

As of March 31, 2022, there were no unsettled in-kind capital transactions.

(6) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, the Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation

Semi-Annual Shareholder Report | 34

Notes to Financial Statements (continued)March 31, 2022 (Unaudited)

and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

SPAC Risk

The Funds invest in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. A Fund may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

(7) Subsequent Events

The Board approved the reorganization of the Funds into a new series of Investment Managers Series Trust II at a meeting held on February 16, 2022. The reorganization is subject to the approval of the Funds’ shareholders. Fund shareholders will receive a combined prospectus/proxy statement with more information regarding the reorganization.

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2022.

Semi-Annual Shareholder Report | 35

Additional InformationMarch 31, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-866-904-0406, free of charge.

PREMIUM/DISCOUNT INFORMATION

The Funds’ websites at http://www.spcxetf.com and http://www.despacetfs.com show the previous day’s closing NAV and closing market price for the Funds’ ETF Shares. The websites also disclose, in the Premium/Discount section, how frequently the Funds’ ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-866-904-0406. The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Funds’ proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-866-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

Semi-Annual Shareholder Report | 36

PRIVACY NOTICE
COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•Social Security number and wire transfer instructions

•account transactions and transaction history

•investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share

Sem-Annual Shareholder Report | 37

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

•open an account or deposit money

•direct us to buy securities or direct us to sell your securities

•seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•affiliates from using your information to market to you.

•sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Semi-Annual Shareholder Report | 38

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. •The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

•The Collaborative Investment Series Trust does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •The Collaborative Investment Series Trust doesn’t jointly market.

Semi-Annual Shareholder Report | 39

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Semi-Annual Shareholder Report | 40

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Investment Advisor
Tuttle Capital Management, LLC
155 Lockwood Rd.
Riverside, CT 06878

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Custodian and Transfer Agent
Citibank, N.A.
388 Greenwich Street
New York, NY 10048

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

Administrator, Accountant and Dividend Disbursing Agent
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

This report is provided for the general information of the Funds’ shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

5/22

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s board of Trustees has determined that Fred Stoleru is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Stoleru is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Period ended 2022: $ -

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Period ended 2022: $ -

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Period ended 2022: $ -

Fees for 2021 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Period Ended 2022: $ -

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) The Registrant’s audit committee has reviewed the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f) Not applicable.

(g) Not applicable.

(h) The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Collaborative Investment Series Trust

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	6/3/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory Skidmore
Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date	6/3/2022

By (Signature and Title)	/s/ Bill McCormick
Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date	6/4/2022